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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:              811-09519

                                  TD WATERHOUSE TRUST
                        (Exact name of registrant as specified in charter)

                    100 Wall Street, New York, New York        10005
           (Address of principal executive offices)             (Zip code)

         George O. Martinez, President, TD Waterhouse Trust
            100 Summer Street, Boston, MA  02110
                 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-908-7537

Date of fiscal year end:    January 31, 2004

Date of reporting period:  January 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD WATERHOUSE TRUST

Board of Trustees and Executive Officers

TRUSTEES

George F. Staudter†
Director of Koger Equity, Inc.
Independent Financial
Consultant

Lawrence J. Toal
Retired Chairman, President
and CEO of Dime Savings Bank
and Former President and CEO
of Dime Bancorp, Inc.

Richard W. Dalrymple
Chief Operating Officer of
American Red Cross
(Long Island Chapter)

Peter B. M. Eby
Corporate Director of
George Weston Ltd.

EXECUTIVE OFFICERS

George O. Martinez*
President and
Chief Executive Officer

Christopher Salfi
Treasurer and
Chief Financial Officer

†*Interested Trustee*
**Affiliated person of the Distributor*

TD WATERHOUSE ASSET MANAGEMENT, INC.

Board of Directors and Executive Officers

DIRECTORS

Frank J. Petrilli
Chairman, President,
Chief Operating Officer
and Chief Executive Officer

Richard H. Neiman
Executive Vice President,
General Counsel and
Secretary

SENIOR OFFICERS

David A. Hartman
Senior Vice President and
Chief Investment Officer

B. Kevin Sterns
Executive Vice President,
Chief Financial Officer
and Treasurer

Michele R. Teichner
Senior Vice President
Compliance, Administration
and Operations

2

TD WATERHOUSE TRUST

Service Providers

Investment Manager
TD Waterhouse Asset
Management, Inc.
100 Wall Street
New York, NY 10005

Transfer Agent
National Investor Services Corp.
55 Water Street
New York, NY 10041

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110

Custodian
The Bank of New York
100 Church Street
New York, NY 10286

Legal Counsel
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Administrator & Shareholder Servicing Agent
TD Waterhouse Investor
Services, Inc.
100 Wall Street
New York, NY 10005
Customer Service Department
1-800-934-4448

Independent Trustees Counsel
Willkie Farr & Gallagher
787 Seventh Avenue
New York, NY 10019

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-934-4448, or by visiting the SEC's website at http://www.sec.gov.

3

For the purpose of the graphs and tables, it has been assumed that (a) all recurring fees (including advisory fees) were deducted and (b) all dividends and distributions were reinvested. Certain of the Funds have a redemption fee (expressed as a percentage of the amount redeemed) that may be assessed if shares of such Funds are redeemed within 180 days of the purchase.

Each graph shows the growth of a $10,000 investment in the relevant Fund and in an appropriate broad-based securities market index for the same period. Past performance does not predict future results. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TD WATERHOUSE BOND INDEX FUND

$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
8/31/2000
1/31/2001
1/31/2002
1/31/2003
1/31/2004

Average Annual Total Returns as of 1/31/04	1 Year	3 Year	Since Inception (8/31/00)
TD Waterhouse Bond Index Fund [1]	3.84%	6.77%	7.80%
Lehman Brothers Aggregate Bond Index [2]	4.85%	7.28%	8.36%

[1] Return before taxes.

[2] The Lehman Brothers Aggregate Bond Index is a broad representation of the investment-grade fixed income market in the U.S. It includes U.S. government and corporate debt securities, mortgage- and asset- backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Lehman Brothers Aggregate Bond Index have a minimum term to maturity of one year. The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

8

TD WATERHOUSE DOW 30 FUND

$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
3/31/1998
10/31/1999
10/31/2000
1/31/2001†
1/31/2002
1/31/2003
1/31/2004

Average Annual Total Returns as of 1/31/04	1 Year	3 Year	5 Year	Since Inception (3/31/98)
TD Waterhouse Dow 30 Fund [1]	33.27%	0.54%	3.97%	4.78%
Dow Jones Industrial Average℠ [2]	33.28%	0.83%	4.25%	4.97%

[1] Return before taxes.

[2] The Dow Jones Industrial Average℠ currently consists of 30 of the most widely held and actively traded stocks in the U.S. stock market. The stocks in the Dow Jones Industrial Average℠ represent large-capitalization companies that typically are dominant firms in their respective industries. The Dow Jones Industrial Average℠ is price-weighted, which means that essentially it includes one share of each of its component stocks. The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

† The Fund changed its fiscal year end from October 31 to January 31.

9

TD WATERHOUSE 500 INDEX FUND

$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$6,500
$6,000
$5,500
8/31/2000
1/31/2001
1/31/2002
1/31/2003
1/31/2004

Average Annual Total Returns as of 1/31/04	1 Year	3 Year	Since Inception (8/31/00)
TD Waterhouse 500 Index Fund [1]	33.68%	(5.06)%	(7.20)%
S&P 500® Composite Stock Price Index [2]	34.57%	(4.58)%	(6.82)%

[1] Return before taxes.

[2] The S&P 500® Composite Stock Price Index is a market-weighted index composed of 500 common stocks issued by large-capitalization companies representing four major industry sectors — industrials, utilities, financials and technology. The stocks included in the S&P 500® Composite Stock Price Index collectively represent a substantial portion of all common stocks publicly traded in the U.S. The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

TD WATERHOUSE EXTENDED MARKET INDEX FUND

$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$6,500
$6,000
$5,500
$5,000
8/31/2000
1/31/2001
1/31/2002
1/31/2003
1/31/2004

Average Annual Total Returns as of 1/31/04	1 Year	3 Year	Since Inception (8/31/00)
TD Waterhouse Extended Market Index Fund [1]	46.55%	(0.46)%	(7.26)%
Wilshire 4500 Equity Index [2]	52.28%	1.75%	(4.21)%

[1] Return before taxes.

[2] The Wilshire 4500 Equity Index is a broadly diversified index of stocks of medium-sized and small U.S. companies. The Wilshire 4500 Equity Index contains most of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500® Composite Stock Price Index. The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

10

11

TD WATERHOUSE ASIAN INDEX FUND

$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$6,500
$6,000
$5,500
$5,000
8/31/2000
1/31/2001
1/31/2002
1/31/2003
1/31/2004

Average Annual Total Returns as of 1/31/04	1 Year	3 Year	Since Inception (8/31/00)
TD Waterhouse Asian Index Fund [1] [3]	40.22%	(3.92)%	(9.09)%
MSCI® Pacific Free Index [2]	45.30%	(1.39)%	(6.61)%

(1) Return before taxes.

(2) The MSCI® Pacific Free Index contains approximately 400 common stocks of Pacific Basin companies. The index is dominated by the Japanese stock market. The other four countries represented in the MSCI® Pacific Free Index are Australia, Hong Kong, Singapore and New Zealand. The designation "Free" in the name of the MSCI® Pacific Free Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a U.S. mutual fund are tracked. The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

(3) International investing involves increased risk and volatility.

12

TD WATERHOUSE EUROPEAN INDEX FUND

$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$6,500
$6,000
$5,500
8/31/2000
1/31/2001
1/31/2002
1/31/2003
1/31/2004

Average Annual Total Returns as of 1/31/04	1 Year	3 Year	Since Inception (8/31/00)
TD Waterhouse European Index Fund [1] [3]	43.91%	(4.46)%	(5.01)%
MSCI® Europe Index [2]	47.12%	(2.88)%	(3.33)%

[1] Return before taxes.

[2] The MSCI® Europe Index consists of common stocks of more than 500 companies located in 16 European countries. Four countries — the United Kingdom, France, Switzerland and Germany — dominate the index. The other 12 countries, which include The Netherlands, Italy, Spain, Finland, Sweden, Belgium, Denmark, Norway, Portugal, Ireland, Austria and Greece, are much less significant to the MSCI® Europe Index and, consequently, the European Index Fund. The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

[3] International investing involves increased risk and volatility.

13

16

21

22

31

54

60

68

72

76

82

94

106

107

108

TD WATERHOUSE TRUST

Bond Index Fund • Schedule of Investments

January 31, 2004

	PRINCIPAL AMOUNT	MARKET VALUE
Citicorp		
6.38%, 01/15/06	$ 4,000	$ 4,317
7.25%, 09/01/08	4,000	4,594
Citicorp, MTN, Series C		
7.00%, 07/01/07	8,000	9,032
Citigroup, Inc.		
6.75%, 12/01/05	12,000	13,019
5.50%, 08/09/06	12,000	12,877
7.25%, 10/01/10	12,000	14,034
6.00%, 02/21/12	13,000	14,334
Coca-Cola Enterprises		
8.50%, 02/01/12	15,000	18,637
7.13%, 08/01/17	15,000	17,953
6.75%, 01/15/38	8,000	8,992
Compaq Computer		
7.65%, 08/01/05	5,000	5,381
Cons Edison Co. of New York, Series B		
7.50%, 09/01/10	5,000	5,932
ConocoPhillips		
6.38%, 03/30/09	25,000	28,081
Consolidated Natural Gas, Series C		
6.25%, 11/01/11	15,000	16,687
Countrywide Home Loan, MTN, Series H		
6.25%, 04/15/09	15,000	16,696
DaimlerChrysler Holdings NA		
7.40%, 01/20/05	6,000	6,298
6.40%, 05/15/06	6,000	6,447
7.20%, 09/01/09	6,000	6,760
Deere & Co.		
7.85%, 05/15/10	15,000	18,198
E.I. Du Pont de Nemours & Co.		
5.88%, 05/11/09	65,000	71,131
European Investment Bank		
4.88%, 09/06/06	16,000	16,954
First Union National Bank		
7.88%, 02/15/10	4,000	4,818
FleetBoston Financial Corp.		
6.50%, 03/15/08	$ 15,000	$ 16,713
Florida Power & Light		
4.85%, 02/01/13	5,000	5,078
Ford Motor Credit Co.		
6.88%, 02/01/06	64,000	68,298
General Electric Capital Corp., MTN, Series A		
6.80%, 11/01/05	9,000	9,739
5.00%, 02/15/07	80,000	85,030
7.38%, 01/19/10	9,000	10,622
General Motors Acceptance Corp.		
6.88%, 09/15/11	50,000	53,832
Goldman Sachs Group, Inc.		
6.88%, 01/15/11	7,000	7,992
6.60%, 01/15/12	7,000	7,885
GTE South, Inc.		
6.13%, 06/15/07	15,000	16,377
Honeywell International		
6.63%, 06/15/28	5,000	5,541
Household Finance Corp.		
8.00%, 05/09/05	14,000	15,071
5.75%, 01/30/07	24,000	25,937
IBM Corp.		
6.50%, 01/15/28	11,000	12,188
7.00%, 10/30/45	10,000	11,752
Indiana Michigan Power, Series C		
6.13%, 12/15/06	3,000	3,260
International Bank for Reconstruction & Development		
7.00%, 01/27/05	19,000	20,047
5.00%, 03/28/06	19,000	20,182
Key Bank NA		
7.00%, 02/01/11	2,000	2,294
KFW International Finance		
4.75%, 01/24/07	11,000	11,646

18

TD WATERHOUSE TRUST

Bond Index Fund • Schedule of Investments

January 31, 2004

	PRINCIPAL AMOUNT	MARKET VALUE
5.50%, 10/01/08	$ 4,000	$ 4,353
3.75%, 12/15/09	4,000	3,989
5.13%, 07/17/12	4,000	4,221
Province of Saskatchewan		
7.13%, 03/15/08	4,000	4,575
Quebec		
5.50%, 04/11/06	4,000	4,300
7.00%, 01/30/07	4,000	4,483
5.75%, 02/15/09	4,000	4,394
5.00%, 07/17/09	4,000	4,250
6.13%, 01/22/11	4,000	4,491
7.50%, 07/15/23	4,000	5,012
7.13%, 02/09/24	4,000	4,824
7.50%, 09/15/29	4,000	5,090
		150,537
Italy—0.2%		
Republic of Italy		
4.38%, 10/25/06	24,000	**25,174**
Netherlands—0.1%		
Deutsche Telekom		
8.50%, 06/15/10	13,000	**15,702**
United Kingdom—0.2%		
Amvescap, Inc.		
5.90%, 01/15/07	3,000	3,245
Vodafone Group		
6.65%, 05/01/08	10,000	11,251
7.88%, 02/15/30	10,000	12,293
		26,789
Total Foreign Bonds (Cost $212,924)—1.4%		**218,202**

	NUMBER OF SHARES	MARKET VALUE
Exchange Traded Funds		
iShares Goldman Sachs Corp. Bond Fund	6,140	$ 687,189
iShares Lehman Brothers Aggregate Bond Fund	6,000	615,600
Total Exchange Traded Funds (Cost $1,277,916)-8.1%		**1,302,789**
Total Investments (Cost $15,442,774)-98.7%		**15,783,322**
Other Assets and Liabilities, Net–1.3%		**202,114**
Net Assets–100.0%		**$ 15,985,436**

Description of Abbreviations:

MTN Medium Term Note

Please see accompanying notes to financial statements.

20

TD WATERHOUSE TRUST

Dow 30 Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Common Stock		
3M Co.	119,623	$ 9,460,983
Alcoa, Inc.	119,623	4,088,714
Altria Group, Inc.	119,623	6,649,843
American Express Co.	119,623	6,201,256
AT&T Corp.	119,623	2,327,864
Boeing Co.	119,623	4,994,260
Caterpillar, Inc.	119,623	9,346,145
Citigroup, Inc.	119,623	5,918,946
Coca-Cola Co.	119,623	5,890,237
E.I. Du Pont de Nemours & Co.	119,623	5,251,450
Eastman Kodak Co.	119,623	3,398,489
Exxon Mobil Corp.	119,623	4,879,422
General Electric Co.	119,623	4,022,921
General Motors Corp.	119,623	5,942,871
Hewlett-Packard Co.	119,623	2,845,831
Home Depot, Inc.	119,623	4,243,028
Honeywell International, Inc.	119,623	4,320,783
Intel Corp.	119,623	3,660,464
International Business Machines Corp.	119,623	11,870,190
International Paper Co.	119,623	5,056,464
Johnson & Johnson	119,623	6,390,261
JPMorganChase & Co.	119,623	4,652,138
McDonald's Corp.	119,623	3,079,096
Merck & Co., Inc.	119,623	5,694,055
Microsoft Corp.	119,623	3,307,576
Procter & Gamble Co.	119,623	12,091,493
SBC Communications, Inc.	119,623	3,050,386
United Technologies Corp.	119,623	11,428,781
Wal-Mart Stores, Inc.	119,623	6,441,699
Walt Disney Co.	119,623	2,870,952
Total Common Stock (Cost $165,365,266)-97.7%		**169,376,598**
Other (Cost $2,328,055)-1.4%		
Diamonds Trust, Series 1	23,314	**$ 2,449,835**
U.S. Government Obligation (Cost $169,813)-0.1%		
U.S. Treasury Bills, matures 03/18/04, par value $170,000, yield at time of purchase 1.26%[A]		**169,813**
Repurchase Agreement-1.0%		
Bank of America (Par value and cost $1,825,000) dated 01/30/04, due 02/02/04, 1.03%, in the amount of $1,825,154 (collateralized by U.S. Government Obligations: total market value $1,851,846)		**1,825,000**
Total Investments (Cost $169,688,134)–100.2%		**173,821,246**
Liabilities in Excess of Other Assets, Net–(0.2)%		**(399,586)**
Net Assets–100.0%		**$173,421,660**

[A] Security pledged as collateral on open futures contracts.

Please see accompanying notes to financial statements.

21

TD WATERHOUSE TRUST

500 Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Common Stock		
Aerospace & Defense–1.5%		
Boeing Co.	8,059	$ 336,463
General Dynamics Corp.	1,833	167,591
Goodrich Corp.	1,296	39,982
Lockheed Martin Corp.	3,978	193,410
Northrop Grumman Corp.	1,587	153,479
Raytheon Co.	3,763	114,809
Rockwell Collins, Inc.	1,100	35,959
United Technologies Corp.	4,094	391,141
		1,432,834
Agriculture–0.1%		
Monsanto Co.	2,146	**65,646**
Air Transportation–0.6%		
Delta Air Lines, Inc.	150	1,575
FedEx Corp.	3,035	204,195
Honeywell International, Inc.	7,466	269,672
Southwest Airlines Co.	6,124	91,554
Textron, Inc.	986	52,534
		619,530
Apparel/Textiles–0.2%		
Cintas Corp.	1,615	72,917
Jones Apparel Group, Inc.	950	32,366
Liz Claiborne, Inc.	950	33,982
VF Corp.	750	31,875
		171,140
Automotive–0.9%		
Cooper Tire & Rubber	150	3,041
Dana Corp.	1,203	25,022
Delphi Corp.	3,909	41,357
Ford Motor Co.	16,144	234,734
General Motors Corp.	4,824	239,656
Genuine Parts Co.	1,250	41,200
Goodyear Tire & Rubber Co.[A]	200	1,900
ITT Industries, Inc.	860	64,104
Navistar International Corp.[A]	769	36,566
Paccar, Inc.	1,369	$ 107,645
Rockwell International Corp.	1,426	46,445
Visteon Corp.	150	1,605
		843,275
Banks–7.9%		
Amsouth Bancorp	3,264	80,621
Bank of America Corp.	13,436	1,094,497
Bank of New York Co., Inc.	6,529	207,296
Bank One Corp.	10,171	514,754
BB&T Corp.	4,505	167,135
Charter One Financial, Inc.	1,706	61,774
Comerica, Inc.	1,630	93,089
Fifth Third Bancorp	4,867	281,264
First Tennessee National Corp.	1,021	45,353
FleetBoston Financial Corp.	9,216	410,849
Golden West Financial Corp.	1,642	170,325
Huntington Bancshares, Inc.	1,350	30,145
JPMorganChase & Co.	18,450	717,521
Keycorp	4,683	145,594
Marshall & Ilsley Corp.	1,993	76,392
Mellon Financial Corp.	3,398	111,149
National City Corp.	6,182	213,403
North Fork Bancorporation, Inc.	1,301	54,837
Northern Trust Corp.	2,539	120,603
PNC Financial Services Group, Inc.	2,216	125,226
Regions Financial Corp.	2,750	103,125
SouthTrust Corp.	2,533	86,097
State Street Corp.	2,865	154,280
SunTrust Banks, Inc.	2,581	186,761
Synovus Financial Corp.	3,092	77,609
Union Planters Corp.	1,596	48,311
US Bancorp	18,219	515,051
Wachovia Corp.	12,324	569,862
Washington Mutual, Inc.	8,526	377,702

22

TD WATERHOUSE TRUST

500 Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Wells Fargo & Co.	15,301	$ 878,430
Zions Bancorp	550	32,252
		7,751,307
Beauty Products–2.3%		
Alberto-Culver Co., Cl. B	550	34,474
Avon Products, Inc.	1,922	121,701
Colgate-Palmolive Co.	4,736	242,815
Gillette Co.	9,650	349,812
International Flavors & Fragrances, Inc.	851	31,198
Kimberly-Clark Corp.	4,492	265,298
Procter & Gamble Co.	11,726	1,185,264
		2,230,562
Broadcasting, Newspapers & Advertising–1.3%		
Clear Channel Communications, Inc.	6,143	276,373
Comcast Corp., Cl. A[A]	20,355	694,513
Interpublic Group Cos., Inc.[A]	3,195	52,845
Omnicom Group	1,982	163,317
Univision Communications, Inc., Cl. A[A]	3,573	126,377
		1,313,425
Building & Construction–0.3%		
American Standard Cos.[A]	497	52,781
Centex Corp.	473	50,091
Fluor Corp.	825	30,575
KB Home	458	30,933
Masco Corp.	3,674	97,949
Pulte Homes, Inc.	894	38,567
Vulcan Materials Co.	793	37,826
		338,722
Chemicals–1.3%		
Air Products & Chemicals, Inc.	1,762	87,942
Ashland, Inc.	562	26,026
Cooper Industries Ltd., Cl. A	818	$ 46,053
Dow Chemical Co.	8,697	364,839
E.I. Du Pont de Nemours & Co.	8,669	380,569
Eastman Chemical Co.	700	27,923
Engelhard Corp.	1,312	37,222
Great Lakes Chemical Corp.	100	2,560
Hercules, Inc.[A]	200	2,440
PPG Industries, Inc.	1,300	75,699
Praxair, Inc.	4,105	145,358
Rohm & Haas Co.	2,220	87,179
Sigma-Aldrich Corp.	600	35,154
		1,318,964
Computers & Services–6.9%		
3M Co.	7,137	564,465
Apple Computer, Inc.[A]	2,600	58,656
Autodesk, Inc.	994	25,397
Cisco Systems, Inc.[A]	62,426	1,600,603
Computer Sciences Corp.[A]	1,813	80,951
Dell, Inc.[A]	23,154	774,965
eBay, Inc.[A]	5,905	395,812
Electronic Data Systems Corp.	3,806	91,192
EMC Corp.[A]	23,024	323,257
Gateway, Inc.[A]	4,088	19,295
Hewlett-Packard Co.	27,573	655,962
International Business Machines Corp.	15,558	1,543,820
International Game Technology	3,816	142,947
Lexmark International, Inc.[A]	1,024	84,879
Monster Worldwide, Inc.[A]	875	21,420
NCR Corp.[A]	949	39,431
Sun Microsystems, Inc.[A]	33,455	177,646
Sungard Data Systems, Inc.[A]	2,010	62,571
Symbol Technologies, Inc.	1,780	30,794

23

TD WATERHOUSE TRUST

500 Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Unisys Corp.[(a)]	2,700	$ 37,368
		6,731,431
Containers & Packaging–0.2%		
Ball Corp.	482	30,159
Bemis Co.	577	27,967
Newell Rubbermaid, Inc.	2,446	59,756
Pactiv Corp.[(a)]	1,271	27,568
Sealed Air Corp.[(a)]	754	37,542
		182,992
Data Processing–0.6%		
Automatic Data Processing	5,257	224,737
First Data Corp.	6,455	252,778
Fiserv, Inc.[(a)]	1,995	74,533
IMS Health, Inc.	2,176	55,988
		608,036
Diversified Manufacturing–0.9%		
Crane Co.	1,033	31,031
Danaher Corp.	1,230	112,607
Illinois Tool Works, Inc.	2,748	214,619
Tyco International Ltd.	18,715	500,626
		858,883
Electrical Services–5.8%		
AES Corp.[(a)]	4,830	47,141
Allegheny Energy, Inc.[(a)]	200	2,524
Ameren Corp.	1,275	61,570
American Electric Power Co., Inc.	3,580	116,887
Calpine Corp.[(a)]	2,250	13,095
Centerpoint Energy, Inc.	3,483	36,572
Cinergy Corp.	1,351	52,243
Citizens Communications Co.[(a)]	2,567	30,111
CMS Energy Corp.[(a)]	200	1,756
Consolidated Edison, Inc.	2,664	116,763
Constellation Energy Group, Inc.	1,830	73,621
Dominion Resources, Inc.	3,281	210,509
DTE Energy Co.	1,177	46,021
Duke Energy Corp.	7,248	$ 157,499
Edison International	2,930	64,460
Emerson Electric Co.	3,672	234,641
Entergy Corp.	2,038	119,182
Exelon Corp.	3,234	216,613
FirstEnergy Corp.	2,543	95,413
FPL Group, Inc.	1,648	108,356
General Electric Co.	90,797	3,053,503
NiSource, Inc.	2,512	52,752
PG&E Corp.[(a)]	3,947	105,977
Pinnacle West Capital Corp.	796	31,243
PPL Corp.	1,292	59,070
Progress Energy, Inc.	2,062	92,336
Public Service Enterprise Group, Inc.	2,740	124,506
Southern Co.	6,433	191,704
Teco Energy, Inc.	2,105	30,038
TXU Corp.	2,236	53,664
XCEL Energy, Inc.	3,203	55,476
		5,655,246
Electronic & Other Electrical Equipment–0.5%		
Adobe Systems, Inc.	2,114	81,305
American Power Conversion	1,742	43,184
Eaton Corp.	661	76,775
Jabil Circuit, Inc.[(a)]	1,350	39,960
Molex, Inc.	1,628	56,557
Sanmina Corp.[(a)]	4,867	63,806
Solectron Corp.[(a)]	7,254	51,503
Tektronix, Inc.	1,057	32,841
Thomas & Betts Corp.	100	2,073
		448,004
Entertainment–1.4%		
Carnival Corp.	5,558	246,886
Time Warner, Inc.[(a)]	40,890	718,437
Walt Disney Co.	18,556	445,344
		1,410,667
Environmental Services–0.2%		
Allied Waste Industries, Inc.[(a)]	2,391	32,637

24

TD WATERHOUSE TRUST

500 Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Hilton Hotels Corp.	3,371	$ 53,936
Marriott International, Inc., Cl. A	2,088	92,686
Starwood Hotels & Resorts Worldwide, Inc.	1,623	57,357
		270,441
Household Products–0.3%		
Clorox Co.	2,423	118,436
Leggett & Platt, Inc.	1,050	25,872
Maytag Corp.	1,010	28,926
Sherwin-Williams Co.	1,000	33,740
Tupperware Corp.	100	1,765
Whirlpool Corp.	667	50,659
		259,398
Insurance–5.3%		
ACE Ltd.	2,665	115,714
Aetna, Inc.	1,494	104,580
Aflac, Inc.	4,163	153,531
Allstate Corp.	6,175	280,715
AMBAC Financial Group, Inc.	964	72,078
American International Group	23,584	1,637,909
Anthem, Inc.[A]	1,575	128,804
AON Corp.	2,191	53,833
Chubb Corp.	1,548	110,667
Cigna Corp.	1,118	69,338
Cincinnati Financial Corp.	1,300	56,316
Hartford Financial Services Group, Inc.	2,919	187,808
Jefferson-Pilot Corp.	1,150	59,041
John Hancock Financial Services	3,203	132,860
Lincoln National Corp.	1,300	57,395
Loews Corp.	1,386	74,373
Marsh & McLennan Cos., Inc.	4,481	210,293
MBIA, Inc.	1,125	70,875
Metlife, Inc.	6,872	230,556
MGIC Investment Corp.	941	64,873
Principal Financial Group	2,550	88,485
Progressive Corp.	2,273	$ 187,863
Prudential Financial, Inc.	4,883	212,411
Safeco Corp.	950	41,354
St. Paul Cos.	1,683	70,905
Torchmark Corp.	1,323	62,763
Travelers Property Casualty Corp., Cl. B	10,601	191,878
UnitedHealth Group, Inc.	5,682	345,920
UnumProvident Group, Inc.	2,768	43,264
XL Capital Ltd., Cl. A	1,333	105,974
		5,222,376
Leisure Products–0.1%		
Brunswick Corp.	664	23,140
Hasbro, Inc.	1,218	24,056
Mattel, Inc.	3,033	57,354
		104,550
Machinery & Manufacturing Operations–0.8%		
Black & Decker Corp.	550	28,188
Caterpillar, Inc.	3,018	235,796
Cummins, Inc.	398	20,191
Deere & Co.	2,068	129,457
Dover Corp.	2,110	87,185
Ingersoll-Rand Co., Cl. A	1,625	108,111
Pall Corp.	1,188	30,888
Parker Hannifin Corp.	830	45,642
Snap-On, Inc.	100	3,115
Stanley Works	930	35,228
WW Grainger, Inc.	600	28,884
		752,685
Measuring Devices–0.3%		
Agilent Technologies, Inc.[A]	3,918	144,417
Applied Biosystems Group-Applera Corp.	1,903	44,987
PerkinElmer, Inc.	1,624	33,536
Thermo Electron Corp.[A]	1,393	38,823
Waters Corp.[A]	896	33,967
		295,730

26

TD WATERHOUSE TRUST

500 Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Medical Products & Services–5.0%		
Amgen, Inc.[(a)]	11,665	$ 752,276
Bausch & Lomb, Inc.	649	34,884
Baxter International, Inc.	6,185	180,293
Becton Dickinson & Co.	2,346	105,711
Biomet, Inc.	2,573	99,472
Boston Scientific Corp.[(a)]	8,062	328,849
CR Bard, Inc.	504	47,477
Express Scripts, Inc.[(a)]	550	38,043
Guidant Corp.	3,109	198,603
HCA, Inc.	4,387	196,976
Health Management Associates, Inc., Cl. A	2,669	65,417
Humana, Inc.[(a)]	1,748	40,781
Johnson & Johnson	26,841	1,433,846
Manor Care, Inc.	690	24,633
Medco Health Solutions, Inc.[(a)]	2,662	98,095
Medtronic, Inc.	11,380	560,124
St. Jude Medical, Inc.[(a)]	1,704	122,432
Stryker Corp.	2,062	182,982
Tenet Healthcare Corp.[(a)]	3,305	40,982
WellPoint Health Networks[(a)]	1,316	138,180
Zimmer Holdings, Inc.[(a)]	2,472	189,108
		4,879,164
Metal & Metal Industries–0.6%		
Alcoa, Inc.	8,487	290,086
Allegheny Technologies, Inc.	150	1,410
Freeport-McMoran Copper & Gold, Inc., Cl. B	1,679	61,888
Newmont Mining Corp.	3,813	158,849
Nucor Corp.	500	28,155
Phelps Dodge Corp.[(a)]	721	54,558
United States Steel Corp.	895	30,475
Worthington Industries	200	3,266
		628,687
Misc. Business Services–0.5%		
Cendant Corp.[(a)]	9,128	206,749
Convergys Corp.[(a)]	1,152	19,261
Deluxe Corp.	600	$ 24,234
H&R Block, Inc.	2,031	117,656
Paychex, Inc.	2,949	110,529
Robert Half International, Inc.[(a)]	1,550	36,409
		514,838
Motorcycles–0.1%		
Harley-Davidson, Inc.	2,835	**144,698**
Office Supplies & Equipment–0.2%		
Avery Dennison Corp.	700	43,512
Pitney Bowes, Inc.	2,162	87,734
Xerox Corp.[(a)]	6,202	90,797
		222,043
Paper & Paper Products–0.5%		
Boise Cascade Corp.	1,050	34,072
Georgia-Pacific Corp.	2,267	63,703
International Paper Co.	4,835	204,375
Louisiana-Pacific Corp.[(a)]	200	4,254
MeadWestvaco Corp.	1,782	48,061
Temple-Inland, Inc.	597	35,253
Weyerhaeuser Co.	1,969	121,015
		510,733
Petroleum & Fuel Products–5.5%		
Amerada Hess Corp.	734	41,390
Anadarko Petroleum Corp.	2,082	103,892
Apache Corp.	2,716	104,512
Baker Hughes, Inc.	2,830	99,276
BJ Services Co.[(a)]	1,234	48,299
Burlington Resources, Inc.	1,560	85,394
ChevronTexaco Corp.	9,667	834,746
ConocoPhillips	5,951	392,052
Devon Energy Corp.	1,949	110,041
EOG Resources, Inc.	1,296	58,709
Exxon Mobil Corp.	59,771	2,438,059
Halliburton Co.	4,190	126,329
Kerr-McGee Corp.	1,206	58,756
Marathon Oil Corp.	2,457	79,803

27

TD WATERHOUSE TRUST

500 Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Nabors Industries Ltd.[(a)]	1,150	$ 50,600
Noble Corp.[(a)]	1,580	58,618
Occidental Petroleum Corp.	3,955	174,218
Rowan Cos., Inc.[(a)]	747	17,091
Schlumberger Ltd.	5,780	353,620
Sunoco, Inc.	694	38,482
Transocean, Inc.[(a)]	2,864	77,156
Unocal Corp.	2,528	93,081
		5,444,124
Pharmaceuticals–7.4%		
Abbott Laboratories	14,138	609,065
Allergan, Inc.	1,293	107,125
AmerisourceBergen Corp.	866	47,673
Biogen Idec, Inc.[(a)]	3,439	147,155
Bristol-Myers Squibb Co.	17,537	491,913
Cardinal Health, Inc.	4,197	269,070
Chiron Corp.[(a)]	1,472	76,102
Eli Lilly & Co.	10,155	690,946
Forest Laboratories, Inc.[(a)]	3,496	260,417
Genzyme Corp.[(a)]	2,222	121,877
King Pharmaceuticals, Inc.[(a)]	2,172	36,229
McKesson Corp.[(a)]	2,225	65,370
Medimmune, Inc.[(a)]	1,811	42,558
Merck & Co., Inc.	20,121	957,760
Pfizer, Inc.	69,010	2,527,836
Schering-Plough Corp.	12,792	224,372
Watson Pharmaceuticals, Inc.[(a)]	870	40,464
Wyeth	12,044	493,202
		7,209,134
Photographic Equipment & Supplies–0.1%		
Eastman Kodak Co.	2,282	**64,832**
Printing & Publishing–0.7%		
American Greetings, Cl. A[(a)]	200	4,196
Dow Jones & Co., Inc.	718	35,527
Gannett Co., Inc.	2,661	228,074
Knight-Ridder, Inc.	500	$ 38,460
McGraw-Hill Cos., Inc.	1,595	119,657
Meredith Corp.	377	19,004
New York Times Co., Cl. A	1,183	57,494
RR Donnelley & Sons Co.	1,146	35,812
Tribune Co.	3,293	168,569
		706,793
Professional Services–0.1%		
Apollo Group, Inc., Cl. A[(a)]	1,575	**116,960**
Railroads–0.4%		
Burlington Northern Santa Fe Corp.	3,566	114,576
CSX Corp.	1,600	50,496
Norfolk Southern Corp.	2,795	62,328
Union Pacific Corp.	2,216	142,710
		370,110
Real Estate Investment Trusts–0.4%		
Apartment Investment & Management Co., Cl. A	811	28,531
Equity Office Properties Trust	3,846	114,034
Equity Residential Properties Trust	2,390	69,549
Plum Creek Timber Co., Inc.	1,500	45,300
Prologis	1,477	48,209
Simon Property Group, Inc.	1,782	92,753
		398,376
Retail–6.7%		
Albertson's, Inc.	2,875	67,160
Autonation, Inc.[(a)]	2,304	37,740
Autozone, Inc.[(a)]	650	54,808
Bed Bath & Beyond, Inc.[(a)]	2,583	104,896
Best Buy Co., Inc.	3,365	169,562

28

TD WATERHOUSE TRUST

500 Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Yahoo, Inc.[A]	6,409	$ 300,262
		4,553,125
Telephones & Telecommunications–5.5%		
ADC Telecommunications, Inc.[A]	9,858	34,503
Alltel Corp.	2,717	132,263
Andrew Corp.[A]	2,006	34,383
AT&T Corp.	6,407	124,680
AT&T Wireless Services, Inc.[A]	24,461	270,294
Avaya, Inc.[A]	3,961	68,842
BellSouth Corp.	16,713	488,521
CenturyTel, Inc.	1,170	30,888
CIENA Corp.[A]	4,413	31,994
Comverse Technology, Inc.[A]	1,730	30,448
Corning, Inc.[A]	13,322	172,120
Lucent Technologies, Inc.[A]	35,141	157,432
Motorola, Inc.	20,055	332,512
Network Appliance, Inc.[A]	2,825	63,167
Nextel Communications, Inc., Cl. A[A]	10,866	286,754
Qualcomm, Inc.	7,462	435,930
Qwest Communications International[A]	12,606	50,928
SBC Communications, Inc.	29,938	763,419
Scientific-Atlanta, Inc.	1,506	50,963
Sprint Corp. (FON Group)	8,438	146,906
Sprint Corp. (PCS Group)[A]	8,190	66,585
Tellabs, Inc.[A]	3,300	32,670
Verizon Communications, Inc.	24,973	920,505
Viacom, Inc., Cl. B	15,818	637,465
		5,364,172
Testing Laboratories–0.1%		
Quest Diagnostics, Inc.	761	$ 64,685
Travel Services–0.0%		
Sabre Holdings Corp.	1,487	31,391
Trucking & Leasing–0.8%		
Ryder System, Inc.	1,025	37,720
United Parcel Service, Inc., Cl. B	10,167	724,602
		762,322
Wholesale–0.2%		
Costco Wholesale Corp.[A]	4,791	177,650
Total Common Stock (Cost $87,188,224)-96.5%		94,602,532
Total Investments (Cost $87,188,224)–96.5%		94,602,532
Other Assets and Liabilities, Net–3.5%		3,425,915
Net Assets–100.0%		$ 98,028,447

[A]Non-income producing security.

Please see accompanying notes to financial statements.

30

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Brookline Bancorp, Inc.	680	$ 10,798
BSB Bancorp, Inc.	613	23,600
Capitol Federal Financial	719	27,502
Cathay General Bancorp	341	18,782
Chemical Financial Corp.	300	10,389
Chittenden Corp.	410	13,386
Citizens Banking Corp.-Michigan	610	20,319
Citizens First Bancorp, Inc.	703	16,218
City National Corp.	300	18,156
Coastal Financial Corp.	60	1,018
CoBiz, Inc.	525	11,014
Colonial BancGroup, Inc.	1,100	18,546
Commerce Bancorp, Inc.	650	38,058
Commerce Bancshares, Inc.	580	28,374
Commercial Capital Bancorp, Inc.[a]	639	15,815
Commercial Federal Corp.	450	12,483
Community First Bankshares, Inc.	600	16,656
Compass Bancshares, Inc.	1,050	41,391
Corus Bankshares, Inc.	500	18,110
Cullen/Frost Bankers, Inc.	300	12,129
CVB Financial Corp.	715	14,436
Downey Financial Corp.	350	18,001
East-West Bancorp, Inc.	350	18,305
First Bancorp Puerto Rico	200	8,092
First Charter Corp.	600	12,000
First Citizens BancShares, Inc., Cl. A	450	53,109
First Commonwealth Financial Corp.	1,000	14,380
First Financial Bancorp	250	4,155
First Midwest Bancorp, Inc.	437	14,443
First National Bankshares of Florida, Inc.	441	7,629
First Niagara Financial Group, Inc.	1,130	16,645
First of Long Island Corp.	300	14,925
FirstMerit Corp.	750	19,470
Flagstar Bancorp, Inc.	300	6,954
FNB Corp.	441	9,107
Frontier Financial Corp.	400	13,572
Fulton Financial Corp.	633	13,717
Greater Bay Bancorp	730	$ 19,871
Greenpoint Financial Corp.	975	38,591
Hancock Holding Co.	200	11,500
Harbor Florida Bancshares, Inc.	100	2,875
Harleysville National Corp.	350	10,626
Hibernia Corp., Cl. A	1,370	31,072
Hudson City Bancorp, Inc.	1,420	56,019
Hudson United Bancorp	400	15,176
Independence Community Bank	400	15,460
IndyMac Bancorp, Inc.	660	20,552
International Bancshares Corp.	430	21,496
Investors Financial Services Corp.	600	24,864
Irwin Financial Corp.	400	13,300
ITLA Capital Corp.[a]	384	18,666
Levitt Corp., Cl. A[a]	237	4,906
M&T Bank Corp.	984	88,530
MAF Bancorp, Inc.	260	11,193
MB Financial, Inc.	300	11,136
Mercantile Bankshares Corp.	720	31,457
Mid-State Bancshares	350	8,530
Nara Bancorp, Inc.	100	2,942
NASB Financial, Inc.	556	23,574
National Commerce Financial Corp.	1,620	45,976
National Penn Bancshares, Inc.	350	11,340
NBT Bancorp, Inc.	500	10,935
Netbank, Inc.	750	8,550
New York Community Bancorp, Inc.	1,555	64,144
Northwest Bancorp, Inc.	580	13,038
Old National Bancorp-Indiana	1,050	22,449
Pacific Capital Bancorp	200	7,286
Park National Corp.	90	10,036
Peapack Gladstone Financial Corp.	500	16,825
Peoples Bank Bridgeport	600	22,746
Peoples Holding Co.	535	17,200
Popular, Inc.	1,020	45,145

32

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Lamar Advertising Co.[A]	700	$ 26,936
Liberty Corp.	250	11,763
Mediacom Communications Corp.[A]	2,700	24,138
Price Communications Corp.[A]	300	4,485
Radio One, Inc., Cl. A[A]	650	11,967
Sinclair Broadcast Group, Inc., Cl. A[A]	400	5,472
Tivo, Inc.[A]	1,500	16,155
UnitedGlobalCom, Inc., Cl. A[A]	950	9,025
Valueclick, Inc.[A]	900	9,378
Westwood One, Inc.[A]	680	20,774
XM Satellite Radio Holdings, Inc., Cl. A[A]	1,178	27,801
		936,235
Building & Construction–1.7%		
ABM Industries, Inc.	400	7,220
Beazer Homes USA, Inc.	190	17,714
Brookfield Homes Corp.	400	10,412
Butler Manufacturing Co.	400	9,092
Centex Construction Corp.[A]	100	5,549
Champion Enterprises, Inc.[A]	1,709	11,416
DR Horton, Inc.	1,722	48,388
Dycom Industries, Inc.[A]	500	12,935
Encompass Services Corp.[A]	1,000	1
Fleetwood Enterprises, Inc.[A]	1,003	12,237
Florida Rock Industries, Inc.	450	18,607
Genlyte Group, Inc.[A]	200	11,000
Granite Construction, Inc.	575	12,259
Griffon Corp.[A]	700	15,260
Hovnanian Enterprises, Inc., Cl. A[A]	170	12,543
Lafarge North America, Inc.	500	21,400
Lennar Corp.	1,380	60,858
Martin Marietta Materials, Inc.	500	23,000
MDC Holdings, Inc.	200	$ 12,530
Meritage Corp.[A]	200	12,980
NVR, Inc.[A]	50	21,725
Ryland Group, Inc.	143	10,904
Simspon Manufacturing Co., Inc.[A]	400	19,784
Standard-Pacific Corp.	350	16,345
Toll Brothers, Inc.[A]	510	19,946
USG Corp.[A]	550	10,032
Walter Industries, Inc.	800	9,600
WCI Communities, Inc.[A]	500	10,925
		454,662
Chemicals–1.0%		
Airgas, Inc.	400	9,076
Albemarle Corp.	700	20,713
Cabot Corp.	650	20,462
Cabot Microelectronics Corp.[A]	250	11,350
Church & Dwight, Inc.	200	7,970
Crompton Corp.	950	6,745
Cytec Industries, Inc.[A]	360	12,568
Ferro Corp.	660	17,127
FMC Corp.[A]	400	13,676
Georgia Gulf Corp.	550	14,239
HB Fuller Co.	400	11,200
Kronos Worldwide, Inc.[A]	125	3,199
Lubrizol Corp.	400	12,700
Lyondell Chemical Co.	1,120	19,197
MacDermid, Inc.	360	12,344
Millennium Chemicals	650	8,235
Minerals Technologies, Inc.	210	11,115
NL Industries	250	3,388
Olin Corp.	590	11,251
OM Group, Inc.[A]	300	9,645
Scotts Co., Cl. A[A]	250	15,778
Solutia, Inc.[A]	6,850	2,295
Spartech Corp.	150	3,615
		257,888
Coal Mining–0.3%		
Arch Coal, Inc.	450	12,429
Consol Energy, Inc.	750	17,325
Massey Energy Co.	700	14,000
Peabody Energy Corp.	444	17,773

34

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Imation Corp.	430	$ 15,759
Infospace, Inc.[A]	215	7,336
Intergraph Corp.[A]	900	21,825
Interland, Inc.[A]	115	499
Internap Network Services[A]	500	1,145
Jack Henry & Associates	1,050	19,173
Keynote Systems, Inc.[A]	1,473	17,794
Kronos, Inc.[A]	550	21,373
Lexar Media, Inc.[A]	590	8,614
Macromedia, Inc.[A]	630	11,371
Manhattan Associates, Inc.[A]	360	10,116
Maxtor Corp.[A]	2,225	20,581
McData Corp., Cl. A[A]	5,010	44,038
Mentor Graphics Corp.[A]	780	12,184
NetFlix, Inc.[A]	250	18,358
Nuance Communications, Inc.[A]	150	1,146
NYFIX, Inc.[A]	850	5,950
Overland Storage, Inc.[A]	732	14,311
Perot Systems Corp., Cl. A[A]	1,570	21,179
Priceline.com, Inc.[A]	421	8,045
ProQuest Co.[A]	350	11,057
Quantum Corp.[A]	1,250	4,563
Rainbow Technologies, Inc.[A]	1,694	24,732
Redback Networks[A]	3	26
RSA Security, Inc.[A]	500	8,265
Safenet, Inc.[A]	500	19,750
Sandisk Corp.[A]	610	33,208
Sapient Corp.[A]	1,450	8,903
Scansource, Inc.[A]	400	20,140
Seagate Technology[A]	490	7,987
Silicon Graphics, Inc.[A]	13,514	43,921
Stamps.com, Inc.[A]	2,989	22,507
Storage Technology Corp.[A]	900	26,100
Synopsys, Inc.[A]	1,120	39,525
Syntel, Inc.	610	17,617
United Online, Inc.[A]	525	9,776
VeriSign, Inc.[A]	1,910	33,387
WebMD Corp.[A]	2,850	25,650
Websense, Inc.[A]	350	11,515
Western Digital Corp.[A]	1,850	$ 18,926
Zebra Technologies Corp., Cl. A[A]	450	29,070
		1,465,516
Consumer Products–0.3%		
Blyth, Inc.	200	6,654
Furniture Brands International, Inc.	630	19,291
Maxwell Shoe Co., Inc., Cl. A[A]	1,080	18,986
Russ Berrie & Co., Inc.	300	9,489
Timberland Co., Cl. A[A]	350	17,437
Wolverine World Wide, Inc.	700	14,574
		86,431
Consumer Services–1.1%		
AMN Healthcare Services, Inc.[A]	400	7,680
Exult, Inc.[A]	1,250	7,887
G&K Services, Inc., Cl. A	600	23,250
Heidrick & Struggles International, Inc.[A]	558	11,969
Hewitt Associates, Inc., Cl. A[A]	350	12,110
Kelly Services, Inc., Cl. A	2,050	59,655
Korn/Ferry International[A]	700	8,960
Manpower, Inc.	520	24,118
MPS Group, Inc.[A]	1,090	11,172
On Assignment, Inc.[A]	550	4,092
Regis Corp.	400	17,280
Roto-Rooter, Inc.	300	18,924
Service Corp. International[A]	3,300	22,671
Sunrise Senior Living, Inc.[A]	300	12,147
Sylvan Learning Systems, Inc.[A]	400	12,084
Weight Watchers International, Inc.[A]	850	32,343
		286,342

36

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Blockbuster, Inc., Cl. A	800	$ 14,976
Cedar Fair LP	450	14,040
Department 56, Inc.[A]	1,045	14,348
Dover Downs Gaming & Entertainment, Inc.	490	5,032
Dover Motorsports, Inc.	700	2,639
Hollywood Entertainment Corp.[A]	970	11,689
International Speedway, Inc., Cl. A	500	23,505
Liberty Media Corp., Cl. A[A]	21,350	248,514
Macrovision Corp.[A]	610	14,762
Metro-Goldwyn-Mayer, Inc.[A]	1,900	30,229
Penn National Gaming, Inc.[A]	650	16,132
Regal Entertainment Group, Cl. A	533	10,751
Royal Caribbean Cruises Ltd.	1,430	60,589
Scientific Games Corp., Cl. A[A]	700	10,493
Six Flags, Inc.[A]	1,250	9,050
Speedway Motorsports, Inc.	620	19,059
		544,341
Environmental Services–0.4%		
Casella Waste Systems, Inc., Cl. A[A]	75	1,057
Eden Bioscience Corp.[A]	50	84
IMC Global, Inc.	1,050	11,876
KFX, Inc.[A]	3,598	27,885
Republic Services, Inc.	1,400	34,930
Stericycle, Inc.[A]	450	19,890
Waste Connections, Inc.[A]	600	22,320
		118,042
Financial Services–2.9%		
Actrade Financial Technologies Ltd.[A]	350	—
Affiliated Managers Group[A]	250	21,200
AG Edwards, Inc.	480	18,264

	NUMBER OF SHARES	MARKET VALUE
Alliance Capital Management Holding LP	710	$ 26,171
Allied Capital Corp.	1,030	29,788
American Capital Strategies, Ltd.	630	20,173
AmeriCredit Corp.[A]	1,310	22,532
Ameritrade Holding Corp., Cl. A[A]	3,090	48,976
Blackrock, Inc.	210	12,184
CharterMac	500	10,910
Chicago Mercantile Exchange	300	26,226
CITGroup, Inc.	1,750	66,360
CompuCredit Corp.[A]	500	11,540
Doral Financial Corp.	920	29,872
E*Trade Group, Inc.[A]	3,000	41,970
Eaton Vance Corp.	600	22,650
Federal Agricultural Mortgage Corp., Cl. A[A]	400	8,760
Friedman Billing Ramsey Group, Inc.	1,100	26,180
Interactive Data Corp.[A]	600	10,722
Investment Technology Group, Inc.[A]	750	12,187
Jefferies Group, Inc.	500	18,970
Knight Trading Group, Inc.[A]	1,650	22,770
LaBranche & Co., Inc.	830	8,283
Legg Mason, Inc.	550	48,702
NCO Portfolio Management, Inc.[A]	1,600	13,552
New Century Financial Corp.	225	10,352
Nuveen Investments, Inc.	650	18,726
Piper Jaffray Cos.[A]	250	11,738
Raymond James Financial, Inc.	600	22,824
SEI Investments Co.	900	30,528
Student Loan Corp.	200	28,782
United PanAm Financial Corp.[A]	1,080	17,777
Waddell & Reed Financial, Inc., Cl. A	590	15,659
WFS Financial, Inc.[A]	450	19,184
		754,512

38

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Insurance–7.4%		
21st Century Insurance Group	1,150	$ 16,502
Alfa Corp.	1,270	17,107
Alleghany Corp.[A]	60	13,980
Allmerica Financial Corp.[A]	520	18,034
American Financial Group, Inc.	440	12,593
American National Insurance	190	17,138
Amerigroup Corp.[A]	240	9,792
AmerUs Group Co.	200	7,330
Arch Capital Group Ltd.[A]	410	17,983
Arthur J. Gallagher & Co.	610	19,081
Berkshire Hathaway, Inc., Cl. A[A]	9	805,410
Brown & Brown, Inc.	650	22,529
Ceres Group, Inc.[A]	2,000	11,480
Clark, Inc.[A]	550	10,835
CNA Financial Corp.[A]	1,630	42,005
Commerce Group, Inc.	350	14,794
Conseco, Inc.[A]	600	13,620
Crawford & Co., Cl. B	750	5,145
Delphi Financial Group, Cl. A	330	12,487
EMC INS Group, Inc.	803	18,140
Erie Indemnity Co., Cl. A	550	23,705
Fidelity National Financial, Inc.	1,147	47,268
First American Corp.	560	16,834
First Health Group Corp.[A]	690	13,676
Fremont General Corp.	400	7,412
Harleysville Group, Inc.	150	3,052
HCC Insurance Holdings, Inc.	600	18,480
Health Net, Inc.[A]	950	31,635
Hilb Rogal & Hamilton Co.	410	13,108
Horace Mann Educators Corp.	300	4,680
LabOne, Inc.[A]	715	25,018
Landamerica Financial Group, Inc.	200	10,912
Leucadia National Corp.	630	30,990
Markel Corp.[A]	102	27,682
Mercury General Corp.	500	$ 23,845
Mid-Atlantic Medical Services[A]	476	32,249
Mony Group, Inc.[A]	900	28,575
National Financial Partners Corp.	350	11,616
Nationwide Financial Services, Cl. A	400	14,340
Odyssey Re Holdings Corp.	600	13,980
Ohio Casualty Corp.[A]	600	10,710
Old Republic International Corp.	1,450	37,511
Oxford Health Plans	650	31,330
Pacificare Health Systems, Inc.[A]	700	22,995
Philadelphia Consolidated Holding Co.[A]	300	14,943
Phoenix Cos., Inc.	960	12,192
PMI Group, Inc.	770	29,737
Presidential Life Corp.	500	7,355
ProAssurance Corp.[A]	350	11,392
Protective Life Corp.	600	21,240
Radian Group, Inc.	800	37,248
Reinsurance Group of America	370	14,656
RLI Corp.	300	12,192
Safety Insurance Group, Inc.	1,015	18,128
Sierra Health Services[A]	550	16,170
Stancorp Financial Group, Inc.	300	19,500
State Auto Financial Corp.	420	10,403
Transatlantic Holdings, Inc.	375	31,162
Triad Guaranty, Inc.[A]	250	12,975
Unitrin, Inc.	550	24,233
Wesco Financial Corp.	50	18,050
White Mountains Insurance Group Ltd.	50	22,675
WR Berkley Corp.	562	21,643
		1,963,482

40

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Medical Products & Services–6.2%		
Advanced Neuromodulation Systems, Inc.[A]	300	$ 13,257
AdvancePCS[A]	760	43,388
Affymetrix, Inc.[A]	780	24,453
Alaris Medical Systems, Inc.[A]	590	11,800
Align Technology, Inc.[A]	730	15,220
American Medical Systems Holdings, Inc.[A]	500	13,900
Amsurg Corp.[A]	300	11,298
Apogent Technologies, Inc.[A]	650	17,654
Apria Healthcare Group, Inc.[A]	390	11,875
Arrow International, Inc.	410	11,049
Beckman Coulter, Inc.	400	21,804
Beverly Enterprises, Inc.[A]	1,850	14,763
Bio-Rad Laboratories, Inc., Cl. A[A]	250	13,512
Caremark Rx, Inc.[A]	1,930	51,628
Celera Genomics Group - Applera Corp.[A]	1,140	17,351
Community Health Systems, Inc.[A]	922	26,056
Conmed Corp.[A]	400	10,248
Cooper, Inc.	500	24,200
Corvel Corp.[A]	350	13,360
Covance, Inc.[A]	500	14,315
Coventry HealthCare, Inc.[A]	380	25,194
Cryolife, Inc.[A]	50	353
CTI Molecular Imaging, Inc.[A]	650	10,868
Cytyc Corp.[A]	1,587	25,709
Dade Behring Holdings, Inc.[A]	400	15,500
DaVita, Inc.[A]	450	18,054
Dentsply International, Inc.	700	29,400
Dynacq Healthcare, Inc.[A]	973	6,772
Eclipsys Corp.[A]	600	8,562
Edwards Lifesciences Corp.[A]	400	$ 13,932
Enzon, Inc.[A]	350	4,690
Gen-Probe, Inc.[A]	420	15,842
Genesis HealthCare Corp.[A]	220	4,752
Genta, Inc.[A]	770	9,825
Gentiva Health Services, Inc.[A]	400	4,996
Haemonetics Corp.[A]	200	5,700
Henry Schein, Inc.[A]	350	24,549
Hillenbrand Industries, Inc.	500	31,250
Human Genome Sciences, Inc.[A]	950	13,101
ICOS Corp.[A]	609	26,589
Idexx Laboratories, Inc.[A]	500	24,515
IGEN International, Inc.[A]	180	11,338
Inamed Corp.[A]	450	23,193
Integra LifeSciences Holdings Corp.[A]	500	16,265
Invacare Corp.	300	12,846
Kindred Heathcare, Inc.[A]	250	13,995
Kyphon, Inc.[A]	400	11,596
Laboratory Corp. of America Holdings[A]	1,190	50,813
LifePoint Hospitals, Inc.[A]	350	12,079
Lincare Holdings, Inc.[A]	940	30,249
Maxim Pharmaceuticals, Inc.[A]	300	2,823
Maxygen[A]	600	5,850
Mentor Corp.	460	13,064
MGI Pharma, Inc.[A]	270	12,876
Millennium Pharmaceuticals[A]	2,223	39,214
Nabi Biopharmaceuticals[A]	750	12,128
National Healthcare Corp.[A]	777	15,610
NBTY, Inc.[A]	660	21,635
NDCHealth Corp.	460	12,981
NeighborCare, Inc.[A]	440	9,992
Nektar Therapeutic[A]	750	12,810
Neurocrine Biosciences, Inc.[A]	190	10,752

42

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Global Imaging Systems, Inc.[a]	350	$ 11,088
Herman Miller, Inc.	450	10,863
HON Industries, Inc.	580	24,285
IKON Office Solutions, Inc.	1,970	23,463
Interface, Inc., Cl. A[a]	1,400	10,822
John H. Harland Co.	150	4,215
Lear Corp.	550	36,113
		137,655
Paper & Paper Products–0.5%		
Bowater, Inc.	550	24,612
Glatfelter	800	9,600
Packaging Corp. of America	950	20,558
Potlatch Corp.	380	14,174
Rayonier, Inc.	552	21,804
Smurfit-Stone Container Corp.[a]	1,890	32,584
Wausau-Mosinee Paper Corp.	900	11,439
		134,771
Petroleum & Fuel Products–3.8%		
Apco Argentina, Inc.	616	17,864
Atwood Oceanics, Inc.[a]	250	8,272
Buckeye Partners LP	300	12,540
Cabot Oil & Gas Corp., Cl. A	500	15,250
Cal Dive International, Inc.[a]	550	12,639
Callon Petroleum Co.[a]	1,050	9,817
Chesapeake Energy Corp.	1,998	24,895
Cimarex Energy Co.[a]	446	11,765
Cross Timbers Royalty Trust	5	130
Diamond Offshore Drilling	1,100	24,970
Ensco International, Inc.	1,190	33,915
Enterprise Products Partners LP	1,550	35,944
Equitable Resources, Inc.	430	18,873
Evergreen Resources, Inc.[a]	400	$ 12,936
Forest Oil Corp.[a]	450	11,182
Global Industries Ltd.[a]	200	1,018
GlobalSantaFe Corp.	1,802	49,195
Hanover Compressor Co.[a]	1,100	13,717
Harvest Natural Resources[a]	2,416	26,407
Helmerich & Payne, Inc.	610	17,702
Houston Exploration Co.[a]	410	14,822
Hugoton Royalty Trust	500	9,590
Key Energy Services, Inc.[a]	990	11,068
Murphy Oil Corp.	730	44,209
Newfield Exploration Co.[a]	400	18,876
Noble Energy, Inc.	500	22,100
Oceaneering International, Inc.[a]	400	12,460
Patina Oil & Gas Corp.	350	15,348
Patterson-UTI Energy, Inc.[a]	500	17,290
Pioneer Natural Resources Co.[a]	970	30,962
Pogo Producing Co.	400	15,960
Premcor, Inc.[a]	440	13,323
Pride International, Inc.[a]	1,150	21,678
Quicksilver Resource, Inc.[a]	350	11,984
Seacor Smit, Inc.[a]	250	10,335
Southwestern Energy Co.[a]	550	11,358
Spinnaker Exploration Co.[a]	800	27,216
St. Mary Land & Exploration Co.	400	11,480
Stone Energy Corp.[a]	410	17,269
Tesoro Petroleum Corp.[a]	800	12,160
Tetra Technologies, Inc.[a]	675	16,214
Tidewater, Inc.	414	13,269
Tom Brown, Inc.[a]	610	18,971
Transmontaigne, Inc.[a]	2,965	19,925
Ultra Petroleum Corp.[a]	930	22,655
Unit Corp.[a]	900	22,347
Universal Compression Holdings, Inc.[a]	600	18,402
Valero Energy Corp.	930	49,216

44

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Printing & Publishing–1.5%		
Banta Corp.	300	$ 13,800
BeloCorp., Cl. A	730	20,111
E.W. Scripps Co., Cl. A	630	59,919
Harte-Hanks, Inc.	900	19,530
Hollinger International, Inc.	1,000	16,260
John Wiley & Sons, Cl. A	370	9,898
Journal Register Co.[(A)]	1,000	21,110
Lee Enterprises, Inc.	450	20,345
Mail-Well, Inc.[(A)]	2,200	9,614
McClatchy Co., Cl. A	390	27,682
Media General, Inc.	350	22,505
Primedia, Inc.[(A)]	3,700	10,397
Readers Digest Association, Cl. A	1,100	15,246
Reynolds & Reynolds Co., Cl. A	650	17,297
RH Donnelley Corp.[(A)]	370	15,466
Scholastic Corp.[(A)]	250	8,025
Valassis Communications, Inc.[(A)]	500	15,300
Washington Post, Cl. B	95	80,323
		402,828
Professional Services–1.3%		
American Healthways, Inc.[(A)]	400	11,032
Career Education Corp.[(A)]	770	38,777
Corinthian Colleges, Inc.[(A)]	400	24,916
Corporate Executive Board Corp.[(A)]	200	9,550
Corrections Corp. of America[(A)]	400	11,368
DeVry, Inc.[(A)]	500	14,815
Education Management Corp.[(A)]	600	20,142
FTI Consulting, Inc.[(A)]	375	5,625
ITT Educational Services, Inc.[(A)]	340	18,826
Jacobs Engineering Group, Inc.[(A)]	500	22,440
Learning Tree International[(A)]	250	4,742
Maximus, Inc.[(A)]	300	11,550
McDermott International, Inc.[(A)]	850	$ 9,053
Navigant Consulting, Inc.[(A)]	600	10,878
Pre-Paid Legal Services, Inc.[(A)]	400	9,116
ServiceMaster Co.	2,400	26,040
Strayer Education, Inc.	200	22,580
Tetra Tech, Inc.[(A)]	950	20,805
URS Corp.[(A)]	500	13,825
US Oncology, Inc.[(A)]	1,000	13,140
Watson Wyatt & Co. Holdings[(A)]	650	14,853
		334,073
Railroads–0.0%		
Florida East Coast Industries, Cl. A	350	**11,585**
Real Estate–0.2%		
Forest City Enterprises, Inc., Cl. A	285	14,820
LNR Property Corp.	100	4,989
St. Joe Co.	520	20,540
WP Carey & Co. LLC	440	13,244
		53,593
Real Estate Investment Trusts–5.9%		
Acadia Realty Trust	1,658	22,217
Alexandria Real Estate Equities, Inc.	220	13,607
AMB Property Corp.	750	26,212
American Financial Realty Trust	650	11,778
Annaly Mortgage Management, Inc.	600	11,772
Archstone-Smith Trust	1,480	40,596
Arden Realty, Inc.	650	20,150
AvalonBay Communities, Inc.	600	29,460
Boston Properties, Inc.	760	38,023
Brandywine Realty Trust	580	16,043
BRE Properties, Cl. A	650	21,489
Burnham Pacific Properties, Inc.	2,050	461

46

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Camden Property Trust	200	$ 8,700
Capital Automotive	350	12,351
CarrAmerica Realty Corp.	700	22,239
Catellus Development Corp.	697	18,234
CBL & Associates Properties, Inc.	330	19,948
Centerpoint Properties Corp.	160	12,816
Chelsea Property Group, Inc.	440	24,429
Colonial Properties Trust	290	11,658
Commercial Net Lease Realty	200	3,660
Correctional Properties Trust	561	18,047
Cousins Properties, Inc.	610	18,727
Crescent Real Estate Equities Co.	1,400	25,200
Developers Diversified Realty Corp.	594	20,422
Duke Realty Corp.	1,060	34,842
Equity One, Inc.	740	13,468
Essex Property Trust, Inc.	200	12,430
Federal Realty Investment Trust	500	20,645
FelCor Lodging Trust, Inc.[(A)]	500	5,875
First Industrial Realty Trust	350	12,803
Gables Residential Trust	150	5,415
General Growth Properties, Inc.	2,350	70,500
Glimcher Realty Trust	200	5,038
Health Care Property Investors, Inc.	500	28,115
Health Care, Inc.	650	25,155
Healthcare Realty Trust, Inc.	400	16,420
Heritage Property Investment Trust	390	11,368
Highwoods Properties, Inc.	640	17,472
Home Properties of New York, Inc.	390	15,619
Hospitality Properties Trust	450	$ 18,833
Host Marriott Corp.[(A)]	2,500	31,675
HRPT Properties Trust	1,150	12,190
IMPAC Mortgage Holdings, Inc.	550	11,055
iStar Financial, Inc.	830	33,217
Kilroy Realty Corp.	200	6,550
Kimco Realty Corp.	905	41,748
Kramont Realty Trust	450	8,370
Liberty Property Trust	500	19,290
Macerich Co.	500	24,065
Mack-Cali Realty Corp.	334	13,550
Maguire Properties, Inc.	330	8,019
Manufactured Home Communities, Inc.	370	12,432
Meristar Hospitality Corp.[(A)]	2,913	20,158
Mills Corp.	450	21,168
Mission West Properties	1,340	17,380
Nationwide Health Properties, Inc.	860	18,748
New Plan Excel Realty Trust	558	14,067
Newcastle Investment Corp.	400	10,500
Novastar Financial, Inc.	250	12,280
Pan Pacific Retail Properties, Inc.	400	20,444
Pennsylvania Real Estate Investment Trust	450	16,812
Post Properties, Inc.	600	16,770
Prentiss Properties Trust	700	23,450
PS Business Parks, Inc.	200	8,660
Public Storage, Inc.	910	43,234
Realty Income Corp.	200	8,258
Reckson Associates Realty	450	11,498
Redwood Trust, Inc.	200	11,006
Regency Centers Corp.	550	22,935
Rouse Co.	820	40,377
Senior Housing Properties Trust	700	12,656
Shelbourne Properties II, Inc.	200	4,202

47

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Shurgard Storage Centers, Inc.	350	$ 13,304
SL Green Realty Corp.	390	16,758
Sun Communities, Inc.	100	3,936
Taubman Centers, Inc.	300	6,969
Thornburg Mortgage, Inc.	700	20,216
Trizec Properties, Inc.	1,200	19,068
United Dominion Realty Trust, Inc.	888	16,428
Ventas, Inc.	600	15,000
Vornado Realty Trust	850	47,558
Washington, Real Estate Investment Trust	700	20,510
Weingarten Realty Investors	360	17,100
		1,555,848
Retail–4.9%		
1-800-Flowers.com, Inc.[A]	1,868	18,848
7-Eleven, Inc.[A]	1,150	19,124
99 Cents Only Stores[A]	500	12,675
Abercrombie & Fitch Co., Cl. A[A]	900	23,310
Advance Auto Parts[A]	650	25,298
Aeropostale, Inc.[A]	370	11,044
American Eagle Outfitters[A]	960	17,856
AnnTaylor Stores Corp.[A]	450	18,225
Applebees International, Inc.	300	11,436
Barnes & Noble, Inc.[A]	650	22,002
Bebe Stores, Inc.[A]	400	10,848
BJ's Wholesale Club, Inc.[A]	600	12,990
Bob Evans Farms	300	9,459
Borders Group, Inc.	1,000	21,970
Brinker International, Inc.[A]	910	32,168
Burlington Coat Factory Warehouse	760	14,448
Carmax, Inc.[A]	890	29,681
Casey's General Stores, Inc.	1,200	19,980
CBRL Group, Inc.	500	18,765
CEC Entertainment, Inc.[A]	250	11,920
Cheesecake Factory[A]	330	14,127

	NUMBER OF SHARES	MARKET VALUE
Chicago Pizza & Brewery, Inc.[A]	1,533	$ 20,006
Chico's Fas, Inc.[A]	700	25,788
Children's Place[A]	350	9,411
Christopher & Banks Corp.	380	7,406
Claire's Stores, Inc.	1,050	19,215
Copart, Inc.[A]	1,550	26,117
Cost Plus, Inc.[A]	400	17,352
CSK Auto Corp.[A]	900	17,559
Dick's Sporting Goods, Inc.[A]	200	9,950
Dollar Tree Stores, Inc.[A]	750	24,007
Foot Locker, Inc.	1,010	24,987
Fred's, Inc., Cl. A	490	13,720
Galyan's Trading Co., Inc.[A]	1,079	9,505
HOT Topic, Inc.[A]	750	22,853
Ihop Corp.	300	10,650
Insight Enterprises, Inc.[A]	450	8,937
Jack in the Box, Inc.[A]	400	9,600
K-Swiss, Inc., Cl A	400	10,640
Kmart Holding Corp.[A]	870	24,099
Krispy Kreme Doughnuts, Inc.[A]	610	21,740
Landry's Seafood Restaurants	400	11,084
Linens 'N Things, Inc.[A]	400	11,544
Longs Drug Stores Corp.	450	10,022
Marvel Enterprises, Inc.[A]	510	16,437
Men's Wearhouse, Inc.[A]	500	11,645
Michaels Stores, Inc.	629	28,160
Mothers Work, Inc.[A]	250	6,260
MSC Industrial Direct Co., Cl. A	400	11,300
Neiman-Marcus Group, Inc., Cl. A	400	22,080
O'Reilly Automotive, Inc.[A]	300	11,541
Outback Steakhouse, Inc.	490	21,727
Pacific Sunwear of California[A]	600	13,758
Payless Shoesource, Inc.[A]	300	4,032
PEP Boys-Manny Moe & Jack	620	13,665
Petsmart, Inc.	1,170	27,460

48

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Telephone & Data Systems, Inc.	490	$ 32,477
Time Warner Telecom, Inc., Cl. A[(A)]	150	1,638
Triton PCS Holdings, Inc., Cl. A[(A)]	1,050	6,783
US Cellular Corp.[(A)]	743	28,866
Warwick Valley Telephone Co.	600	15,888
West Corp.[(A)]	967	24,368
Western Wireless Corp., Cl. A[(A)]	670	15,182
		647,306
Testing Laboratories–0.3%		
Amylin Pharmaceuticals, Inc.[(A)]	713	13,775
CV Therapeutics, Inc.[(A)]	50	820
eResearch Technology, Inc.[(A)]	420	14,070
Genencor International, Inc.[(A)]	710	9,450
Inveresk Research Group, Inc.[(A)]	500	11,830
Isis Pharmaceuticals, Inc.[(A)]	450	3,996
Pharmaceutical Product Development, Inc.[(A)]	500	14,750
Symyx Technologies, Inc.[(A)]	400	10,464
Trimeris, Inc.[(A)]	250	4,233
		83,388
Trucking–0.9%		
Arkansas Best Corp.[(A)]	150	4,249
CH Robinson Worldwide, Inc.	750	28,425
CNF, Inc.	250	7,985
Expeditors International Washington, Inc.	850	31,799
GATX Corp.	500	11,300
Heartland Express	650	14,196
Hunt JB Transportation Services, Inc.[(A)]	800	21,048
Kirby Corp.[(A)]	450	14,792
Knight Transportation, Inc.[(A)]	630	$ 15,523
Landstar Systems, Inc.[(A)]	600	21,726
Swift Transportation Co., Inc.[(A)]	477	9,445
USF Corp.	600	20,532
Werner Enterprises, Inc.	687	12,565
Yellow Roadway Corp.[(A)]	490	15,410
		228,995
Water Utilities–0.1%		
Aqua America, Inc.	775	16,895
Wholesale–1.1%		
Aramark Corp.	820	21,582
Arrow Electronics, Inc.[(A)]	950	25,422
Avnet, Inc.[(A)]	1,000	26,350
Fastenal Co.	650	31,252
Fresh Del Monte Produce	600	15,600
Handleman Co.	400	8,764
Hughes Supply, Inc.	250	12,362
Ingram Micro, Inc., Cl. A[(A)]	1,350	22,545
Owens & Minor Incorporated Holding Co.	900	20,655
Performance Food Group Co.[(A)]	350	10,969
SCP Pool Corp.[(A)]	510	16,346
Tech Data Corp.[(A)]	330	13,692
United Natural Foods, Inc.[(A)]	250	9,958
United Stationers, Inc.[(A)]	300	11,904
Valhi, Inc.	1,050	14,469
Wesco International, Inc.[(A)]	2,831	29,046
		290,916
Total Common Stock (Cost $23,465,046)-92.7%		24,495,016

52

TD WATERHOUSE TRUST

Extended Market Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Rights		
Communications-0.0%		
UnitedGlobalCom, Inc.[(B)]	266	$ 891
Total Rights (Cost $0)-0.0%		891
Warrants		
Computers & Services-0.0%		
Redback Networks, Inc., expires 01/05/11[(A)]	6	62
Telephones & Telecommunications–0.0%		
NTL, Inc. Series A, expires 01/13/11[(A)]	3	27
Total Warrants (Cost $30,222)-0.0%		89
Total Investments (Cost $23,495,268)-92.7%		24,495,996
Other Assets and Liabilities, Net–7.3%		1,926,739
Net Assets–100.0%		$ 26,422,735

[(A)] Non-income producing security.
[(B)] Security is based at fair value as determined in good faith by the Board of Trustees of the Trust.

Description of Abbreviations:

ADR American Depositary Receipt

Amounts designated as "—" are either $0 or round to $0.

Please see accompanying notes to financial statements.

53

TD WATERHOUSE TRUST

Asian Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Foreign Common Stock		
Australia–16.0%		
Amcor Ltd.	3,578	$ 21,539
AMP Ltd.	6,508	22,239
Australia and New Zealand Banking Group Ltd.	6,061	80,999
Australia Gas Light Co. Ltd.	1,517	12,676
BHP Billiton Ltd.	12,630	108,520
BHP Steel Ltd.	3,200	12,859
Boral Ltd.	2,466	10,360
Brambles Industries Ltd.	3,259	12,947
Coca-Cola Amatil Ltd.	5,200	25,130
Coles Myer Ltd.	3,734	20,773
Commonwealth Bank of Australia	4,227	98,149
CSL Ltd.	716	9,520
Foster's Group Ltd.	6,523	21,496
General Property Trust	5,060	11,399
Insurance Australia Group Ltd.	6,017	19,553
James Hardie Industries	2,015	10,090
John Fairfax Holdings Ltd.	39	107
Lend Lease Corp. Ltd.	1,336	10,554
Macquarie Bank Ltd.	726	18,951
Macquarie Infrastructure Group	4,934	11,716
Mirvac Group	2,904	9,592
National Australia Bank Ltd.	5,071	117,940
Newcrest Mining Ltd.	1,246	10,782
News Corp. Ltd.	4,949	44,821
Orica Ltd.	1,120	11,507
Origin Energy Ltd.	2,430	9,691
Publishing & Broadcasting Ltd.	3,000	27,763
Qbe Insurance Group Ltd.	2,500	19,673
Rinker Group Ltd.	3,900	19,085
Rio Tinto Ltd.	1,000	27,101
Santos Ltd.	1,992	9,445
Southcorp Ltd.	85	$ 167
Stockland	4,300	17,050
Suncorp-Metway Ltd.	2,183	20,900
TAB Ltd.	2,776	9,591
Tabcorp Holdings Ltd.	1,400	11,955
Telstra Corp. Ltd.	6,225	23,309
Wesfarmers Ltd.	1,145	24,556
Westfield Holdings Ltd.	1,098	11,156
Westfield Trust	9,526	25,592
Westpac Banking Corp. Ltd.	6,023	75,908
WMC Ltd.	3,806	16,394
WMC Resources Ltd.[a]	7,265	28,861
Woodside Petroleum Ltd.	1,700	18,876
Woolworths Ltd.	3,802	33,970
		1,165,262
Hong Kong–6.2%		
Bank of East Asia	3,600	11,067
BOC Hong Kong Holdings Ltd.	8,000	15,074
Cathay Pacific Airways Ltd.	6,000	10,997
Cheung Kong Holdings Ltd.	6,000	55,757
Cheung Kong Infrastructure Holdings Ltd.	9,000	22,399
CLP Holdings Ltd.	5,200	25,148
Esprit Holdings Ltd.	3,500	11,367
Hang Lung Properties Ltd.	7,000	10,669
Hang Seng Bank Ltd.	2,300	31,210
Henderson Land Development	3,000	15,242
Hong Kong & China Gas	9,900	16,235
Hong Kong Electric Holdings	4,000	16,206
Hong Kong Exchanges & Clearing Ltd.	4,000	9,981
Hutchison Whampoa Ltd.	8,000	66,625
Johnson Electric Holdings	4,000	5,222
Li & Fung Ltd.	4,000	7,280

54

TD WATERHOUSE TRUST

Asian Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
MTR Corp.	8,000	$ 12,553
New World Development Ltd.	9,000	9,782
PCCW Ltd.[a]	14,000	11,074
Sun Hung Kai Properties Ltd.	4,000	38,586
Swire Pacific Ltd.	2,500	17,364
Wharf Holdings Ltd.	6,000	18,869
Yue Yuen Industrial Holdings	4,000	11,447
		450,154
Japan–70.6%		
7-Eleven Japan	1,000	30,043
77 Bank Ltd.	1,000	5,262
Acom Co. Ltd.	220	12,512
Advantest Corp.	300	24,941
Aeon Co. Ltd.	900	30,609
Aiful Corp.	200	16,854
Ajinomoto Co., Inc.	2,000	22,390
Alps Electric Co. Ltd.	1,000	13,604
Amada Co. Ltd.	2,000	10,808
Asahi Breweries Ltd.	2,000	18,951
Asahi Glass Co. Ltd.	2,000	17,855
Asahi Kasei Corp.	5,000	25,791
Bank of Fukuoka Ltd.	2,000	8,144
Bank of Yokohama Ltd.	4,000	17,156
Bridgestone Corp.	2,000	29,003
Canon, Inc.	3,000	153,047
Casio Computer Co. Ltd.	1,000	10,619
Central Japan Railway Co.	3	27,662
Chiba Bank Ltd.	2,000	7,822
Chubu Electric Power Co., Inc.	2,100	45,035
Chugai Pharmaceutical Co. Ltd.	800	12,614
Credit Saison Co. Ltd.	700	16,863
CSK Corp.	300	12,300
Dai Nippon Printing Co. Ltd.	2,000	30,024
Daiichi Pharmaceutical Co. Ltd.	1,000	17,600
Daikin Industries Ltd.	1,000	23,004
Daito Trust Construction Co. Ltd.	400	$ 13,453
Daiwa House Industry Co. Ltd.	1,000	10,061
Daiwa Securities Group, Inc.	4,000	28,115
Denso Corp.	1,800	34,691
East Japan Railway Co.	10	49,787
Eisai Co. Ltd.	1,000	26,358
Fanuc Ltd.	400	25,659
Fast Retailing Co. Ltd.	200	12,943
Fuji Electric Co. Ltd.	1,000	2,258
Fuji Photo Film Co. Ltd.	2,000	67,832
Fujikura Ltd.	2,000	11,129
Fujisawa Pharmaceutical Co. Ltd.	1,000	21,398
Fujitsu Ltd.[a]	5,000	31,743
Furukawa Electric Co. Ltd.	3,000	11,479
Hirose Electric Co. Ltd.	100	11,960
Hitachi Ltd.	10,000	63,581
Honda Motor Co. Ltd.	2,600	106,849
Hoya Corp.	400	39,339
Isetan Co. Ltd.	900	10,127
Ishikawajima-Harima Heavy Industries Co. Ltd.	7,000	9,391
Ito-Yokado Co. Ltd.	1,000	34,577
Itochu Corp.	6,000	21,427
Japan Airlines Systems Corp.	2,000	5,744
Japan Tobacco, Inc.	3	21,228
JFE Holdings, Inc.	1,275	32,884
JGC Corp.	1,000	9,787
Joyo Bank Ltd.	2,000	6,254
JSR Corp.	1,000	21,257
Kajima Corp.	3,000	10,657
Kansai Electric Power Co.	2,000	36,996
Kao Corp.	2,000	42,796
Kawasaki Heavy Industries Ltd.	8,000	9,447
Kawasaki Kisen Kaisha Ltd.	3,000	14,256

55

TD WATERHOUSE TRUST

Asian Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Keihin Electric Express Railway Co. Ltd.	2,000	$ 12,338
Keio Electric Railway Co. Ltd.	2,000	10,846
Keyence Corp.	100	20,775
Kintetsu Corp.[(A)]	4,000	13,075
Kirin Brewery Co. Ltd.	2,000	17,156
Komatsu Ltd.	4,000	24,147
Konami Corp.	300	8,262
Konica Minolta Holdings, Inc.	1,000	13,462
Kubota Corp.	2,000	8,200
Kuraray Co. Ltd.	2,000	16,212
Kyocera Corp.	500	37,742
Kyowa Hakko Kogyo Co. Ltd.	2,000	12,527
Kyushu Electric Power	1,100	19,402
Lawson, Inc.	300	10,515
Mabuchi Motor Co. Ltd.	200	15,569
Marubeni Corp.	6,000	11,564
Marui Co. Ltd.	900	11,479
Matsushita Electric Industrial Co. Ltd.	6,865	102,472
Matsushita Electric Works	1,000	9,202
Meiji Dairies Corp.	1,000	4,214
Millea Holdings, Inc.	5	64,714
Mitsubishi Chemical Corp.	5,000	13,226
Mitsubishi Corp.	3,000	30,298
Mitsubishi Electric Corp.	6,000	28,682
Mitsubishi Estate Co. Ltd.	3,000	32,990
Mitsubishi Heavy Industries Ltd.	8,000	23,505
Mitsubishi Materials Corp.[(A)]	5,000	8,880
Mitsubishi Rayon Co. Ltd.	3,000	10,742
Mitsubishi Tokyo Financial Group, Inc.	14	109,381
Mitsui & Co. Ltd.	4,000	30,383
Mitsui Chemicals, Inc.	1,000	5,706
Mitsui Fudosan Co. Ltd.	2,000	20,387
Mitsui Mining & Smelting Co. Ltd.	3,000	$ 13,434
Mitsui O.S.K. Lines Ltd.	2,000	9,523
Mitsui Sumitomo Insurance Co. Ltd.	4,000	32,952
Mitsui Trust Holdings, Inc.[(A)]	2,000	10,241
Mizuho Financial Group, Inc.[(A)]	21	62,296
Murata Manufacturing Co. Ltd.	800	45,952
NEC Corp.	6,000	46,538
Nidec Corp.	100	9,995
Nikko Cordial Corp.	4,000	21,767
Nikon Corp.[(A)]	1,000	15,531
Nintendo Co. Ltd.	300	29,617
Nippon Express Co. Ltd.	3,000	15,333
Nippon Meat Packers, Inc.	1,000	10,836
Nippon Mining Holdings, Inc.	2,000	7,142
Nippon Mitsubishi Oil Corp.	4,000	21,578
Nippon Sheet Glass Co. Ltd.	1,000	3,628
Nippon Steel Corp.	16,000	32,952
Nippon Telegraph & Telephone Corp.	18	82,475
Nippon Unipac Holding	4	20,331
Nippon Yusen Kabushiki Kaisha	4,000	17,761
Nishimatsu Construction Co. Ltd.	1,000	3,486
Nissan Motor Co. Ltd.	8,400	89,595
Nissin Food Products Co. Ltd.	500	12,258
Nitto Denko Corp.	500	26,405
Nomura Holdings, Inc.	6,000	98,177
NTN Corp.	2,000	9,787
NTT Data Corp.	5	19,225
NTT Docomo, Inc.	59	127,643
Obayashi Corp.	3,000	13,576
OJI Paper Co. Ltd.	3,000	19,103
Oki Electric Industry Co. Ltd.[(A)]	3,000	13,746

56

TD WATERHOUSE TRUST

Asian Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Olympus Corp.	1,000	$ 20,926
Omron Corp.	1,000	21,540
Oracle Corp.	200	10,997
Oriental Land Co. Ltd.	200	12,565
ORIX Corp.	300	25,848
Osaka Gas Co. Ltd.	5,000	14,832
Pioneer Corp.	500	14,738
Promise Co. Ltd.	250	14,053
Resona Holdings, Inc.[(A)]	12,000	14,511
Ricoh Co. Ltd.	2,000	38,640
Rohm Co. Ltd.	400	50,449
Sankyo Co. Ltd.	1,000	20,123
Sanyo Electric Co. Ltd.	6,000	33,330
Secom Co. Ltd.	500	19,509
Sekisui Chemical Co. Ltd.	2,000	9,901
Sekisui House Ltd.	2,000	19,650
Sharp Corp.	3,000	53,963
Shimano, Inc.	500	10,061
Shimizu Corp.	3,000	12,811
Shin-Etsu Chemical Co. Ltd.	1,300	53,179
Shionogi & Co. Ltd.	1,000	17,232
Shiseido Co. Ltd.	1,000	11,894
Shizuoka Bank Ltd.	2,000	14,284
Showa Denko[(A)]	5,000	10,959
Showa Shell Sekiyu KK	500	3,902
SMC Corp.	200	22,674
Softbank Corp.	800	28,342
Sony Corp.	3,000	120,453
Stanley Electric Co. Ltd.	1,000	18,649
Sumitomo Chemical Co. Ltd.	3,000	12,442
Sumitomo Corp.	2,000	14,813
Sumitomo Electric Industries Ltd.	2,000	17,534
Sumitomo Metal Industries Ltd.	11,000	10,496
Sumitomo Metal Mining Co. Ltd.	2,000	13,472
Sumitomo Mitsui Financial Group, Inc.	10	53,850
Sumitomo Realty & Development Co. Ltd.	1,000	9,835
Sumitomo Trust & Banking Co. Ltd.	3,000	16,382
Taiheiyo Cement Corp.	4,000	$ 10,694
Taisei Corp.	4,000	14,813
Taisho Pharmaceutical Co. Ltd.	1,000	17,544
Takeda Chemical Industries Ltd.	2,800	116,391
Takefuji Corp.	170	10,247
TDK Corp.	300	21,540
Teijin Ltd.	2,000	5,933
Terumo Corp.	1,000	21,162
THK Co. Ltd.	500	9,589
Tobu Railway Co. Ltd.	3,000	11,110
Toho Co. Ltd.	800	10,830
Tohoku Electric Power	1,500	25,933
Tokyo Electric Power Co.	3,900	88,427
Tokyo Electron Ltd.	500	35,475
Tokyo Gas Co. Ltd.	8,000	31,214
Tokyu Corp.	3,000	15,390
Toppan Printing Co. Ltd.	2,000	22,296
Toray Industries, Inc.	5,000	19,650
Toshiba Corp.	9,000	37,922
Tosho Corp.	3,000	10,316
Tostem Inax Holding Corp.	1,000	19,462
Toto Ltd.	2,000	16,268
Toyoda Gosei Co. Ltd.	100	2,641
Toyota Industries Corp.	600	12,811
Toyota Motor Corp.	9,100	297,459
Trend Micro, Inc.[(A)]	500	14,100
UFJ Holdings, Inc.[(A)]	12	52,149
UNY Co.	1,000	11,223
West Japan Railway Co.	3	11,989
Yamada Denki Co. Ltd.	300	9,466
Yamaha Corp.	600	11,393
Yamanouchi Pharmaceutical Co. Ltd.	1,200	38,092
Yamato Transport Co. Ltd.	1,000	12,659
Yasuda Fire & Marine Insurance Co. Ltd.	3,000	23,212
Yokogawa Electric Corp.	1,000	14,936
		5,150,087

57

TD WATERHOUSE TRUST

Asian Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
New Zealand–0.7%		
Carter Holt Harvey Ltd.	10,407	$ 13,394
Contact Energy Ltd.	3,649	13,405
Telecom Corp. of New Zealand Ltd.	6,954	26,385
		53,184
Singapore–2.9%		
CapitaLand Ltd.	3,000	2,921
Chartered Semiconductor Manufacturing Ltd.[(a)]	3,000	3,151
City Developments Ltd.	4,000	15,813
DBS Group Holdings Ltd.	3,000	27,259
Haw Par Corp. Ltd.	204	585
Keppel Corp. Ltd.	4,000	16,521
Oversea-Chinese Banking Corp.	4,000	29,501
SembCorp Logistics Ltd.	1,000	1,151
Singapore Airlines Ltd.	2,000	13,334
Singapore Press Holdings Ltd.	1,000	11,210
Singapore Technologies Engineering Ltd.	5,000	6,225
Singapore Telecommunications Ltd.	23,000	27,141
ST Assembly Test Services Ltd.[(a)]	15,000	20,621
United Overseas Bank Ltd.	3,000	24,781
Venture Corp. Ltd.	1,000	12,980
		213,194
Total Foreign Common Stock (Cost $6,559,231)-96.4%		**7,031,881**
Foreign Preferred Stock		
Australia–0.8%		
News Corp. Ltd.	7,785	**$ 61,440**
Total Foreign Preferred Stock (Cost $60,938)-0.8%		**61,440**
Total Investments (Cost $6,620,169)-97.2%		**7,093,321**
Other Assets and Liabilities, Net–2.8%		**205,324**
Net Assets–100.0%		**$ 7,298,645**

[(a)]Non-income producing security.

58

TD WATERHOUSE TRUST

Asian Index Fund • Schedule of Investments

January 31, 2004

As of January 31, 2004, the Asian Index Fund's sector diversification was as follows:

Sector	Market Value	% of Net Assets
Industrials	$ 1,787,751	24.5%
Financials	1,678,942	23.0
Consumer Discretionary	1,390,011	19.0
Information Technology	567,910	7.8
Materials	558,816	7.7
Health Care	369,900	5.1
Telecommunication Services	351,914	4.8
Consumer Staples	242,486	3.3
Energy	70,633	1.0
Utilities	74,958	1.0
Total Investments	**7,093,321**	**97.2**
Other Assets and Liabilities, Net	**205,324**	**2.8**
Net Assets	**$ 7,298,645**	**100.0%**

The fund may use more specific industry classifications for diversification purposes and compliance with investment restrictions.

Please see accompanying notes to financial statements.

59

TD WATERHOUSE TRUST

European Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Foreign Common Stock		
Austria–1.1%		
Bank Austria Creditanstalt AG[A]	307	$ 17,925
Erste Bank der Oesterreichischen Sparkassen AG	104	13,451
Flughafen Wien AG	241	13,353
Mayr-Melnhof Karton AG	100	12,448
OMV AG	87	13,834
Telekom Austria AG[A]	988	13,894
Verbund-Oesterreichischen Elektrizaetswirtschafts AG, Cl. A	105	13,326
Voestalpine AG	22	999
Wienerberger AG	41	1,212
		100,442
Belgium–2.1%		
AGFA-Gevaert NV	111	3,253
Barco NV	127	11,320
Bekaert SA	18	1,101
Confinimmo SA	85	11,985
D'ieteren NV	50	11,429
Delhaize Group	260	13,056
Dexia	810	14,480
Electrabel	31	9,558
Fortis	1,690	37,497
Groupe Bruxelles Lambert SA	312	18,101
Interbrew	673	18,034
KBC Bancassurance Holding	361	19,679
Omega Pharma SA	26	1,002
Solvay SA	72	5,859
UCB SA	109	4,334
Umicore	156	10,058
		190,746
Denmark–0.8%		
AP Moller-Maersk A/S	2	15,809
Danske Bank A/S	632	14,913
H. Lundbeck A/S	536	9,966
Kobenhavns Lufthavne	90	11,527

	NUMBER OF SHARES	MARKET VALUE
Novo-Nordisk A/S, Cl. B	319	$ 12,687
Novozymes A/S, Cl. B	74	2,925
TDC A/S	162	6,524
William Demant Holdings[A]	37	1,253
		75,604
Finland–2.5%		
Fortum Oyj	422	4,168
Kesko Oyj, Cl. B	74	1,315
Nokia Oyj	7,820	161,362
Pohjola Group PLC, Cl. D	411	12,254
Rautaruukki Oyj[A]	1,397	12,062
Sampo Oyj, Cl. A	365	3,845
Stora Enso Oyj, Cl. R	808	10,489
UPM-Kymmene Oyj	574	10,625
Uponor Oyj	38	1,199
Wartsila Oyj, Cl. B	544	10,435
		227,754
France–13.0%		
Accor SA	236	10,596
Air France	610	10,784
Air Liquide	126	21,085
Alcatel SA[A]	1,989	32,814
Alstom[A]	304	627
Arcelor	431	7,619
Autoroutes du Sud de la France	360	12,236
Aventis SA	1,028	80,137
AXA	2,291	51,657
BNP Paribas	1,325	82,302
Bouygues	257	9,243
Cap Gemini SA[A]	98	4,329
Carrefour SA	902	44,957
Casino Guichard Perrachon SA	128	11,870
Cie de Saint-Gobain	383	19,470
Cie Generale D'Optique Essilor International SA	122	6,743
CNP Assurances	252	14,557
Credit Agricole SA	415	10,120
Dassault Systemes SA	271	11,952
European Aeronautic Defense and Space Co.	354	7,678
France Telecom[A]	1,647	48,717

60

TD WATERHOUSE TRUST

European Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Groupe Danone	220	$ 37,170
Hermes International	65	12,209
L'Oreal SA	556	43,964
Lafarge SA	205	16,745
Lagardere S.C.A.	320	19,400
LVMH Moet Hennessy Louis Vuitton SA	399	28,700
Michelin (C.G.D.E.), Cl. B	168	8,058
Pernod-Ricard	127	13,805
Peugeot SA	226	10,587
Pinault-Printemps-Redoute	84	8,458
Publicis Groupe	494	17,288
Renault SA	185	12,422
Sanofi-Synthelabo SA	606	43,062
Schneider Electric SA	255	16,505
Societe Generale, Cl. A	533	47,145
Societe Television Francaise	497	17,905
Sodexho Alliance SA	119	3,496
STMicroelectronics NV	737	19,621
Suez SA	1,001	20,829
Thales SA	101	3,665
Thomson Multimedia SA	227	4,822
Total SA	1,049	184,399
Unibail	121	11,454
Valeo SA	79	3,435
Veolia Environnement	303	8,526
Vinci SA	83	6,965
Vivendi Universal SA[A]	1,587	41,698
Wanadoo[A]	1,444	13,077
		1,174,903
Germany–9.6%		
Adidas-Salomon AG	57	6,457
Allianz AG	435	55,634
Altana AG	88	4,963
BASF AG	895	49,355
Bayer AG	1,072	32,468
Bayerische Hypo-und Vereinsbank AG[A]	423	10,741
Beiersdorf AG	141	16,409
Celesio AG	254	13,180
Commerzbank AG	541	10,424
Continental AG	376	14,793
DaimlerChrysler AG	1,343	63,817

	NUMBER OF SHARES	MARKET VALUE
Deutsche Bank AG	806	$ 62,981
Deutsche Boerse AG	118	7,000
Deutsche Lufthansa AG	238	4,272
Deutsche Post AG	485	10,797
Deutsche Telekom AG[A]	4,107	81,685
Douglas Holding AG	391	11,803
E.ON AG	917	58,623
Epcos AG[A]	61	1,626
Fresenius Medical Care AG	198	13,034
HeidelbergerCement AG[A]	277	12,134
Hypo Real Estate Holdings[A]	105	2,870
Infineon Technologies AG[A]	967	14,296
KarstadtQuelle AG	357	8,400
Linde AG	104	5,839
MAN AG	440	14,939
Metro AG	182	7,956
Muenchener Rueckversicherungs AG	230	27,233
RWE AG	683	27,508
SAP AG	322	52,967
Schering AG	210	11,007
Siemens AG	1,307	105,523
Suedzucker AG	629	11,877
ThyssenKrupp AG	332	6,706
TUI AG	549	13,006
Volkswagen AG	279	14,024
		866,347
Greece–1.1%		
Alpha Bank	506	15,614
Coca-Cola Hellenic Bottling Co. SA	533	11,641
EFG Eurobank Ergasias SA	732	14,732
Hellenic Petroleum SA	114	1,105
Hellenic Telecommunications Organization SA	314	4,806
Intracom SA	97	752
National Bank of Greece SA	238	6,522
OPAP SA	948	15,122
Public Power Corp.	534	13,440
Viohalco	1,894	14,070
		97,804

61

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January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Ireland–1.4%		
Allied Irish Banks PLC - Dublin	1,382	$ 23,246
Allied Irish Banks PLC - UK	872	14,689
Bank of Ireland - Dublin	1,593	22,521
Bank of Ireland - UK	975	13,784
CRH PLC - Dublin	858	18,067
CRH PLC - UK	571	11,995
Greencore Group PLC	200	813
Irish Life & Permanent PLC	704	11,894
Kerry Group PLC, Cl. A	142	2,514
Ryanair Holdings PLC[A]	1,409	8,524
		128,047
Italy–5.7%		
Alleanza Assicurazioni SpA	580	6,687
Assicurazioni Generali SpA	1,595	43,236
Autogrill SpA[A]	1,008	13,712
Autostrade SpA[A]	736	12,526
Banca Fideuram SpA	1,668	10,464
Banca Intesa SpA	4,424	17,202
Banca Monte dei Paschi di Siena SpA	3,703	11,984
Banca Nazionale del Lavoro SpA[A]	1,879	5,182
Banche Popolari Unite Scrl[A]	350	6,365
Banco Popolare di Verona e Novara Scrl	461	8,230
Benetton Group SpA	803	8,779
Capitalia SpA[A]	5,544	17,253
Enel SpA	3,954	28,441
ENI-Ente Nazionale Idrocarburi SpA	3,934	73,064
Fiat SpA[A]	452	3,319
FinecoGroup SpA[A]	1,965	1,391
Finmeccanica SpA	7,355	6,314
Gruppo Editoriale L' Espresso SpA	215	1,287
Luxottica Group SpA	663	11,350
Mediaset SpA	736	8,686

	NUMBER OF SHARES	MARKET VALUE
Mediobanca SpA	582	$ 6,789
Mediolanum SpA	1,530	11,328
Pirelli & Co. SpA	1,592	1,675
Riunione Adriatica di Sicurta SpA	376	6,806
Sanpaolo IMI SpA	1,264	16,880
Seat Pagine Gialle SpA[A]	17,602	17,625
Snam Rete Gas SpA	4,036	17,950
SNIA SpA	147	62
Sorin SpA[A]	221	709
Telecom Italia Media SpA[A]	1,725	853
Telecom Italia SpA[A]	14,001	42,962
Telecom Italia SpA - RNC[A]	13,836	29,306
TIM SpA	6,188	34,977
Tiscali SpA[A]	226	1,482
Unicredito Italiano SpA	6,155	33,262
		518,138
Netherlands–6.4%		
ABN-Amro Holding NV	2,350	56,286
Aegon NV	2,203	33,334
Akzo Nobel NV	339	13,855
ASML Holding NV[A]	571	10,967
DSM NV	101	4,693
Heineken NV	244	9,418
ING Groep NV	2,857	71,162
Koninklijke Ahold NV[A]	1,771	14,367
Koninklijke Philips Electronics NV	2,008	60,443
Numico NV[A]	186	5,994
OCE NV	98	1,759
Reed Elsevier NV	645	8,205
Rodamco Europe NV	204	12,013
Royal Dutch Petroleum Co.	3,397	160,321
Royal KPN NV[A]	3,452	28,389
TPG NV	419	9,656
Unilever NV	881	59,320
Vedior NV	111	1,889
VNU NV	278	8,789
Wolters Kluwer NV	338	5,778
		576,638

62

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European Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Norway–0.9%		
DNB NOR ASA	2,172	$ 13,040
Frontline Ltd.	479	14,106
Norsk Hydro ASA	183	11,391
Orkla ASA	256	5,586
Schibsted ASA	584	10,910
Statoil ASA	546	5,996
Storebrand[A]	190	1,214
Tandberg ASA[A]	153	1,380
Telenor ASA	2,290	16,133
		79,756
Portugal–0.8%		
Banco Comercial Portugues SA	2,393	5,232
Banco Espirito Santo SA	842	13,755
Brisa-Auto Estradas de Portugal SA	337	2,390
Cimpor Cimentos de Portugal SA	2,790	14,418
Electricidade de Portugal SA	2,244	5,966
Jeronimo Martins[A]	36	434
Portugal Telecom SGPS SA	1,173	12,095
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA[A]	677	14,609
Sonae SGPS SA[A]	1,246	1,316
		70,215
Spain–5.3%		
Acciona SA	193	11,933
Acerinox SA	236	10,505
ACESA Infraestructuras SA	1,098	16,505
ACS Actividades Construccion y Servicios	236	11,635
Altadis SA	362	10,546
Amadeus Global Travel Distribution, Cl. A	1,387	9,304
Antena 3 Television SA[A]	20	984
Banco Bilbao Vizcaya Argentaria SA	4,642	61,762

	NUMBER OF SHARES	MARKET VALUE
Banco Popular Espanol SA	189	$ 11,434
Banco Santander Central Hispano SA	6,490	74,498
Endesa SA	1,467	27,428
Fomento de Construcciones y Contratas SA	337	12,564
Gas Natural SDG SA	819	18,996
Grupo Ferrovial SA	360	12,876
Iberdrola SA	955	18,306
Inditex SA	946	18,404
Promotora de Informaciones SA	95	1,531
Repsol YPF SA	1,493	30,232
Sociedad General de Aguas de Barcelona SA, Cl. A	70	1,049
Telefonica Publicidad e Informacion SA	207	1,244
Telefonica SA	7,677	119,405
Union Fenosa SA	247	4,701
		485,842
Sweden–2.4%		
Alfa Laval AB	84	1,252
Assa Abloy AB, Cl. B	367	4,680
Atlas Copco AB, Cl. A	140	5,270
Axfood AB	30	700
Castellum AB	51	1,125
Electrolux AB, Cl. B	369	8,539
Hennes & Mauritz AB, Cl. B	592	14,458
Nordea AB	2,977	21,289
OMHEX AB	972	13,509
Sandvik AB	274	9,224
SAS AB[A]	92	906
Securitas AB, Cl. B	369	4,904
Skandia Forsakrings AB	824	3,513
Skandinaviska Enskilda Banken SEB, Cl. A	501	7,233
Skanska AB, Cl. B	477	4,055
SKF AB, Cl. A	22	824
Svenska Cellulosa AB, Cl. B	237	9,274

63

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European Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Svenska Handelsbanken, Cl. A	689	$ 13,341
Svenska Handelsbanken, Cl. B	57	1,069
Tele2 AB, Cl. B(a)	117	6,441
Telefonaktiebolaget LM Ericsson, Cl. B(a)	24,220	53,922
TeliaSonera AB	2,040	10,322
Volvo AB, Cl. A	416	12,910
Volvo AB, Cl. B	283	9,183
		217,943
Switzerland–10.4%		
ABB Ltd.(a)	2,827	16,194
Adecco SA	163	8,471
Ciba Specialty Chemicals AG(a)	82	6,200
Clariant AG(a)	172	2,825
Compagnie Financiere Richemont AG, Cl. A	651	16,244
Credit Suisse Group	1,799	67,869
Givaudan	25	13,032
Holcim Ltd.	188	9,636
Kudelski SA(a)	41	1,391
Logitech International SA(a)	54	2,648
Nestle SA	658	173,323
Novartis AG	3,883	174,525
Roche Holding AG - Bearer	134	19,296
Roche Holding AG - Genusschein	1,146	115,927
Serono SA, Cl. B	27	20,715
SGS SA	21	12,663
Sulzer AG	42	10,997
Swatch Group AG	496	13,281
Swatch Group AG, Cl. B	38	5,095
Swiss Reinsurance	561	40,726
Swisscom AG	33	11,088
Syngenta AG	133	9,107
Synthes-Stratec, Inc.	12	12,320
UBS AG	1,924	137,767
Unaxis Holding AG	12	1,823
Zurich Financial Services AG(a)	256	37,118
		940,281

	NUMBER OF SHARES	MARKET VALUE
United Kingdom–31.4%		
3i Group PLC	741	$ 8,639
Alliance Unichem PLC	1,206	10,757
Amersham PLC	875	12,598
Amvescap PLC	842	6,180
ARM Holdings PLC(a)	1,271	2,898
AstraZeneca PLC	2,784	131,858
Aviva PLC	3,680	34,330
BAA PLC	1,328	12,443
BAE Systems PLC	3,814	11,420
Barclays PLC	10,683	96,256
BG Group PLC	5,755	28,991
BHP Billiton PLC	4,024	33,071
BOC Group PLC	620	9,988
Boots Co. PLC	1,030	13,068
BP PLC	36,037	280,916
Brambles Industries PLC	908	3,442
British Airways PLC(a)	3,093	17,172
British American Tobacco PLC	2,578	35,898
British Land Co. PLC	617	6,514
British Sky Broadcasting PLC(a)	1,569	21,191
BT Group PLC	14,124	45,184
Bunzl PLC	582	4,608
Cable & Wireless PLC	2,734	7,191
Cadbury Schweppes PLC	2,564	18,774
Canary Wharf Group PLC(a)	109	523
Capita Group PLC	592	2,764
Carnival PLC	208	9,499
Centrica PLC	5,300	19,656
Compass Group PLC	2,777	18,614
Daily Mail & General Trust	380	4,807
De La Rue PLC	2,236	12,455
Diageo PLC	4,730	61,990
Dixons Group PLC	2,426	6,491
Emap PLC	319	5,255
Exel PLC	371	5,072
Friends Provident PLC	2,039	5,252
GKN PLC	908	4,260
GlaxoSmithKline PLC	9,719	208,754
Granada PLC	7,766	19,861

64

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European Index Fund • Schedule of Investments

January 31, 2004

	NUMBER OF SHARES	MARKET VALUE
Great Portland Estates PLC	203	$ 894
GUS PLC	1,255	16,619
Hanson PLC	919	6,825
Hays PLC	2,078	5,012
HBOS PLC	6,259	82,827
Hilton Group PLC	1,541	6,374
HSBC Holdings PLC	17,853	274,924
Imperial Chemical Industries PLC	1,485	5,859
Imperial Tobacco Group PLC	909	17,903
Intercontinental Hotels Group PLC	915	8,994
International Power PLC(a)	4,356	9,792
Invensys PLC(a)	4,362	1,747
J Sainsbury PLC	1,811	9,214
Johnson Matthey PLC	273	4,597
Kelda Group PLC	1,551	12,366
Kesa Electricals PLC	651	3,072
Kingfisher PLC	2,849	14,404
Land Securities Group PLC	580	10,568
Legal & General Group PLC	8,105	14,606
Lloyds TSB Group PLC	8,443	70,695
LogicaCMG PLC	934	4,896
Man Group PLC	345	9,753
Marks & Spencer Group PLC	2,843	13,998
Mitchells & Butlers PLC	646	2,666
National Grid Group PLC	5,362	38,260
Next PLC	351	8,216
Pearson PLC	999	11,193
Persimmon PLC	1,095	10,624
Prudential PLC	3,272	28,648
Rank Group PLC	2,251	12,907
Reckitt Benckiser PLC	747	17,445
Reed Elsevier PLC	1,572	13,477
Rentokil Initial PLC	2,320	8,277
Reuters Group PLC	1,786	10,403
Rexam PLC	1,506	11,788
Rio Tinto PLC	1,757	46,693

	NUMBER OF SHARES	MARKET VALUE
Rolls-Royce Group PLC	1,814	$ 6,092
Royal & Sun Alliance Insurance Group	1,424	2,462
Royal Bank of Scotland Group PLC	4,556	134,348
SABmiller PLC	996	9,745
Safeway PLC	1,317	6,772
Sage Group PLC	1,510	5,374
Scottish & Newcastle PLC	1,000	7,204
Scottish & Southern Energy PLC	1,071	12,477
Scottish Power PLC	2,311	14,976
Severn Trent PLC	429	5,509
Shell Transport & Trading Co. PLC	15,763	103,867
Signet Group PLC	5,727	9,851
Smith & Nephew PLC	1,158	10,097
Smiths Group PLC	696	8,108
Tate & Lyle PLC	1,765	9,124
Tesco PLC	11,416	49,560
Tomkins PLC	2,334	10,940
Unilever PLC	4,613	44,440
United Utilities PLC	580	5,041
Vodafone Group PLC	111,167	278,234
Whitbread PLC	369	4,913
Wolseley PLC	720	10,019
WPP Group PLC	1,468	16,207
Yell Group PLC	1,967	11,457
		2,841,993
Total Foreign Common Stock (Cost $7,358,085)-94.9%		**8,592,453**
Foreign Preferred Stock		
Germany–0.3%		
Henkel KGaA	74	6,018
Porsche AG	20	11,379
Volkswagen AG	293	9,984
		27,381
Total Foreign Preferred Stock (Cost $24,556)-0.3%		**27,381**

65

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European Index Fund • Schedule of Investments

January 31, 2004

	VALUE
Total Investments (Cost $7,382,641)-95.2%	**$ 8,619,834**
Other Assets and Liabilities, Net–4.8%	**437,238**
Net Assets–100.0%	**$ 9,057,072**

(A)Non-income producing security.

66

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European Index Fund • Schedule of Investments

January 31, 2004

As of January 31, 2004, the European Index Fund's sector diversification was as follows:

Sector	Market Value	% of Net Assets
Financials	$ 2,379,243	26.3%
Health Care	921,913	10.2
Energy	894,117	9.9
Telecommunication Services	880,603	9.7
Consumer Staples	845,334	9.3
Consumer Discretionary	829,313	9.2
Industrials	694,121	7.7
Materials	415,544	4.5
Utilities	396,891	4.4
Information Technology	362,755	4.0
Total Investments	**8,619,834**	**95.2**
Other Assets and Liabilities, Net	**437,238**	**4.8**
Net Assets	**$ 9,057,072**	**100.0%**

The fund may use more specific industry classifications for diversification purposes and compliance with investment restrictions.

Please see accompanying notes to financial statements.

67

Statements of Assets and Liabilities

January 31, 2004

		Bond Index Fund		Dow 30 Fund		500 Index Fund
ASSETS						
Investments in securities, at cost	$	15,442,774	$	169,688,134	$	87,188,224
Investments in securities, at market value	$	15,783,322	$	173,821,246	$	94,602,532
Cash		36,244		228,312		2,675,779
Dividends and interest receivable		196,468		224,383		94,015
Receivable from Investment Manager and its affiliates (Note 3)		9,076		—		—
Receivable for capital shares sold		7,559		283,900		510,759
Receivable from broker		—		172,162		286,213
TOTAL ASSETS		16,032,669		174,730,003		98,169,298
LIABILITIES						
Dividends payable to shareholders		3,190		—		—
Payable for capital shares redeemed		41,453		82,209		94,874
Payable for investment securities purchased		—		964,397		—
Payable to Investment Manager and its affiliates (Note 3)		—		43,713		11,382
Variation margin payable		—		800		737
Other accrued expenses		2,590		217,224		33,858
TOTAL LIABILITIES		47,233		1,308,343		140,851
NET ASSETS	$	15,985,436	$	173,421,660	$	98,028,447
Net assets consist of:						
Paid-in-capital	$	15,653,194	$	176,699,167	$	92,358,493
Undistributed net investment income (Distributions in excess of net investment income)		(306)		145,051		68,035
Accumulated net realized losses from security transactions		(8,000)		(7,742,870)		(1,784,292)
Net unrealized appreciation on investments and futures contracts		340,548		4,320,312		7,386,211
Net assets, at value	$	15,985,436	$	173,421,660	$	98,028,447
Shares of beneficial interest outstanding		1,489,844		16,486,172		13,028,739
Net asset value, redemption price and offering price per share (Note 2)	$	10.73	$	10.52	$	7.52

Please see accompanying notes to financial statements.

68 69

Statements of Assets and Liabilities

January 31, 2004

	Extended Market Index Fund	Asian Index Fund	European Index Fund
ASSETS			
Investments in securities, at cost	$ 23,495,268	$ 6,620,169	$ 7,382,641
Foreign currency, at cost	—	245,638	316,910
Investments in securities, at market value	$ 24,495,996	$ 7,093,321	$ 8,619,834
Cash	1,530,279	—	54,972
Foreign currency, at market value	—	247,354	315,924
Dividends, foreign tax reclaims and interest receivable	11,178	1,720	13,148
Receivable from Investment Manager and its affiliates (Note 3)	—	643	39,299
Receivable for capital shares sold	240,569	23,059	26,786
Receivable from broker	150,304	982	960
Variation margin receivable	6,240	—	—
TOTAL ASSETS	26,434,566	7,367,079	9,070,923
LIABILITIES			
Net unrealized depreciation on forward foreign currency contracts	—	209	—
Payable to custodian bank	—	66,213	—
Payable for capital shares redeemed	3,311	730	10,939
Payable to Investment Manager and its affiliates (Note 3)	480	—	—
Variation margin payable	—	272	2,467
Other accrued expenses	8,040	1,010	445
TOTAL LIABILITIES	11,831	68,434	13,851
NET ASSETS	$ 26,422,735	$ 7,298,645	$ 9,057,072
Net assets consist of:			
Paid-in-capital	$ 25,390,898	$ 9,233,522	$ 9,987,273
Undistributed net investment income	10,423	24,203	33,245
Accumulated net realized gains (losses) from security transactions	42,906	(2,432,447)	(2,197,368)
Net unrealized appreciation on investments and futures contracts	978,508	471,860	1,234,908
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities in foreign currency	—	1,507	(986)
Net assets, at value	$ 26,422,735	$ 7,298,645	$ 9,057,072
Shares of beneficial interest outstanding	3,517,561	1,045,633	1,136,119
Net asset value, redemption price and offering price per share (Note 2)	$ 7.51	$ 6.98	$ 7.97

Please see accompanying notes to financial statements.

70 71

Statements of Operations

For the Year Ended January 31, 2004

	Bond Index Fund	Dow 30 Fund	500 Index Fund
INVESTMENT INCOME			
Interest Income	$ 544,947	$ 4,952	$ —
Dividend Income	36,524	3,342,165	1,062,506
TOTAL INVESTMENT INCOME	581,471	3,347,117	1,062,506
EXPENSES			
Investment management fees (Note 3)	46,001	292,606	188,563
Shareholder servicing fees (Note 3)	38,334	365,761	157,135
Administration fees (Note 3)	15,333	—	62,854
Transfer agent fees (Note 3)	7,667	73,154	31,428
Professional fees	24,414	157,417	50,997
Registration fees	20,441	30,235	28,813
Shareholder reports and mailing fees	8,608	156,258	39,562
Custody fees	4,783	40,964	446
Trustees' fees	3,678	6,341	4,834
Other expenses	13,537	11,267	11,658
TOTAL EXPENSES	182,796	1,134,003	576,290
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(129,128)	(475,634)	(356,297)
NET EXPENSES	53,668	658,369	219,993
NET INVESTMENT INCOME	527,803	2,688,748	842,513
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS			
Net realized gain (loss) from security transactions	265,698	1,527,794	(551,136)
Net realized gain on futures contracts	—	698,897	576,060
Net change in unrealized appreciation (depreciation) on investments	(235,914)	36,991,843	17,461,244
Net change in unrealized appreciation on futures contracts	—	305,100	8,003
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	29,784	39,523,634	17,494,171
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 557,587	$ 42,212,382	$ 18,336,684

Please see accompanying notes to financial statements.

72 73

Statements of Operations

For the Year Ended January 31, 2004

	Extended Market Index Fund	Asian Index Fund	European Index Fund
INVESTMENT INCOME			
Interest Income	$ 118	$ —	$ —
Dividend Income	153,915	97,417	223,952
Less: Foreign Taxes Withheld	(82)	(6,324)	(26,725)
TOTAL INVESTMENT INCOME	153,951	91,093	197,227
EXPENSES			
Investment management fees (Note 3)	40,135	21,545	28,174
Shareholder servicing fees (Note 3)	33,446	13,465	17,609
Administration fees (Note 3)	13,378	5,386	7,044
Transfer agent fees (Note 3)	6,689	2,693	3,522
Professional fees	18,277	14,444	18,633
Registration fees	7,746	7,439	10,008
Shareholder reports and mailing fees	7,625	2,525	4,556
Trustees' fees	3,567	3,365	3,600
Custody fees	624	1,500	47,155
Other expenses	1,966	3,314	4,343
TOTAL EXPENSES	133,453	75,676	144,644
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(79,936)	(44,437)	(103,790)
NET EXPENSES	53,517	31,239	40,854
NET INVESTMENT INCOME	100,434	59,854	156,373
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS			
Net realized gain (loss) from security transactions	149,020	(1,769,302)	(1,712,183)
Net realized gain on futures contracts	139,840	168,609	78,619
Net realized gain on foreign currency transactions	—	89,548	34,500
Net change in unrealized appreciation on investments	4,548,163	2,918,602	3,996,916
Net change in unrealized appreciation (depreciation) on futures contracts	(22,220)	8,231	16,017
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	1,390	(5,107)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,814,803	1,417,078	2,408,762
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 4,915,237	$ 1,476,932	$ 2,565,135

Please see accompanying notes to financial statements.

74 75

Statements of Changes in Net Assets

	Bond Index Fund		Dow 30 Fund	
	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2004	Year Ended January 31, 2003
OPERATIONS:				
Net investment income	$ 527,803	$ 424,401	$ 2,688,748	$ 2,408,172
Net realized gain (loss) from security transactions and futures contracts	265,698	107,595	2,226,691	(3,906,469)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(235,914)	498,795	37,296,943	(24,808,842)
Net increase (decrease) in net assets from operations	557,587	1,030,791	42,212,382	(26,307,139)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:				
From net investment income	(565,020)	(424,401)	(2,627,421)	(2,327,940)
From net realized gains on security transactions	(296,212)	(55,146)	—	(200,944)
Total dividends and distributions to shareholders	(861,232)	(479,547)	(2,627,421)	(2,528,884)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from shares sold	11,619,473	15,418,645	37,434,632	41,992,031
Shares issued in reinvestment of dividends	824,137	472,710	2,403,561	2,314,155
Payments for shares redeemed	(11,780,398)	(6,864,873)	(32,334,079)	(36,436,831)
Net increase in net assets from capital share transactions	663,212	9,026,482	7,504,114	7,869,355
TOTAL INCREASE (DECREASE) IN NET ASSETS	359,567	9,577,726	47,089,075	(20,966,668)
NET ASSETS:				
Beginning of year	15,625,869	6,048,143	126,332,585	147,299,253
End of year	$ 15,985,436	$ 15,625,869	$ 173,421,660	$ 126,332,585
Undistributed net investment income (Distributions in excess of net investment income)	$ (306)	$ —	$ 145,051	$ 83,724
CAPITAL STOCK TRANSACTIONS:				
Shares sold	1,062,425	1,442,505	3,996,559	4,608,179
Shares issued for dividends reinvested	76,028	43,984	234,265	277,837
Shares redeemed	(1,077,821)	(637,444)	(3,495,531)	(3,999,494)
Net increase in shares outstanding	60,632	849,045	735,293	886,522

Please see accompanying notes to financial statements.

76 77

Statements of Changes in Net Assets

	500 Index Fund		Extended Market Index Fund	
	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2004	Year Ended January 31, 2003
OPERATIONS:				
Net investment income	$ 842,513	$ 440,644	$ 100,434	$ 64,746
Net realized gain (loss) from security transactions and futures contracts	24,924	(1,469,852)	288,860	(72,133)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	17,469,247	(7,856,208)	4,525,943	(1,460,656)
Net increase (decrease) in net assets from operations	18,336,684	(8,885,416)	4,915,237	(1,468,043)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:				
From net investment income	(813,379)	(415,419)	(101,871)	(61,719)
From net realized gains on security transactions	—	—	(154,495)	—
Total dividends and distributions to shareholders	(813,379)	(415,419)	(256,366)	(61,719)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from shares sold	64,102,967	41,786,563	17,869,872	5,289,005
Shares issued in reinvestment of dividends	752,004	378,440	224,838	57,701
Payments for shares redeemed	(25,176,612)	(16,883,934)	(5,071,457)	(1,434,805)
Net increase in net assets from capital share transactions	39,678,359	25,281,069	13,023,253	3,911,901
TOTAL INCREASE IN NET ASSETS	57,201,664	15,980,234	17,682,124	2,382,139
NET ASSETS:				
Beginning of year	40,826,783	24,846,549	8,740,611	6,358,472
End of year	$ 98,028,447	$ 40,826,783	$ 26,422,735	$ 8,740,611
Undistributed net investment income	$ 68,035	$ 38,901	$ 10,423	$ 11,860
CAPITAL STOCK TRANSACTIONS:				
Shares sold	9,630,394	6,502,441	2,662,247	918,071
Shares issued for dividends reinvested	103,868	64,564	31,445	10,934
Shares redeemed	(3,890,442)	(2,704,032)	(860,064)	(255,122)
Net increase in shares outstanding	5,843,820	3,862,973	1,833,628	673,883

Please see accompanying notes to financial statements.

78

79

Statements of Changes in Net Assets

	Asian Index Fund		European Index Fund	
	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2004	Year Ended January 31, 2003
OPERATIONS:				
Net investment income	$ 59,854	$ 41,742	$ 156,373	$ 110,719
Net realized loss from security transactions and futures contracts	(1,600,693)	(470,466)	(1,633,564)	(342,287)
Net realized gain on foreign currency transactions	89,548	26,864	34,500	49,602
Net change in unrealized appreciation (depreciation) on investments and futures contracts	2,926,833	(395,638)	4,012,933	(1,396,415)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	1,390	497	(5,107)	4,428
Net increase (decrease) in net assets from operations	1,476,932	(797,001)	2,565,135	(1,573,953)
DIVIDENDS TO SHAREHOLDERS:				
From net investment income	(140,847)	(50,735)	(187,508)	(118,946)
Total dividends to shareholders	(140,847)	(50,735)	(187,508)	(118,946)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from shares sold	7,917,076	6,576,296	5,625,181	5,188,073
Shares issued in reinvestment of dividends	128,374	49,141	178,287	114,655
Payments for shares redeemed	(8,320,331)	(3,261,141)	(6,817,967)	(716,627)
Net increase (decrease) in net assets from capital share transactions	(274,881)	3,364,296	(1,014,499)	4,586,101
TOTAL INCREASE IN NET ASSETS	1,061,204	2,516,560	1,363,128	2,893,202
NET ASSETS:				
Beginning of year	6,237,441	3,720,881	7,693,944	4,800,742
End of year	$ 7,298,645	$ 6,237,441	$ 9,057,072	$ 7,693,944
Undistributed net investment income (Distributions in excess of net investment income)	$ 24,203	$ 5,764	$ 33,245	$ (189,562)
CAPITAL STOCK TRANSACTIONS:				
Shares sold	1,307,541	1,150,565	836,505	781,297
Shares issued for dividends reinvested	19,720	9,561	23,337	19,633
Shares redeemed	(1,503,609)	(601,705)	(1,080,740)	(117,347)
Net increase (decrease) in shares outstanding	(176,348)	558,421	(220,898)	683,583

Please see accompanying notes to financial statements.

80

81

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

Bond Index Fund

	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 10.93	$ 10.42	$ 10.37	$ 10.00
INVESTMENT OPERATIONS				
Net investment income[B]	0.38	0.40	0.52	0.24
Net realized and unrealized gains on investments	0.03	0.56	0.20	0.37
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.96	0.72	0.61
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS				
Dividends from net investment income	(0.40)	(0.41)	(0.52)	(0.24)
Distributions from realized gains on investments	(0.21)	(0.04)	(0.15)	—
TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.61)	(0.45)	(0.67)	(0.24)
Net asset value, end of period	$ 10.73	$ 10.93	$ 10.42	$ 10.37
RATIOS				
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.15%
Ratio of net investment income to average net assets	3.44%	3.77%	4.89%	2.39%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.84%	0.62%	2.77%	2.24%
SUPPLEMENTAL DATA				
Portfolio turnover rate	89%	40%	46%	4%
Total investment return[C]	3.84%	9.44%	7.11%	6.19%
Net assets, end of period	$ 15,985,436	$ 15,625,869	$ 6,048,143	$ 2,573,740
Average net assets	$ 15,336,737	$ 11,244,099	$ 4,095,404	$ 2,161,257

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

82

83

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

Dow 30 Fund

	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[†(A)]	Year Ended October 31, 2000[†]	Year Ended October 31, 1999[†]
PER SHARE OPERATING PERFORMANCE						
Net asset value, beginning of period	$ 8.02	$ 9.91	$ 10.89	$ 12.37	$ 12.30	$ 9.86
INVESTMENT OPERATIONS						
Net investment income	0.17[(B)]	0.16[(B)]	0.16[(B)]	0.04[(B)]	0.15	0.16
Net realized and unrealized gains (losses) on investments	2.49	(1.89)	(0.98)	(0.28)	0.28	2.44
TOTAL FROM INVESTMENT OPERATIONS	2.66	(1.73)	(0.82)	(0.24)	0.43	2.60
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS						
Dividends from net investment income	(0.16)	(0.15)	(0.16)	(0.04)	(0.15)	(0.16)
Distributions from realized gains on investments	—	(0.01)	—	(1.20)	(0.21)	—
TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.16)	(0.16)	(0.16)	(1.24)	(0.36)	(0.16)
Net asset value, end of period	$ 10.52	$ 8.02	$ 9.91	$ 10.89	$ 12.37	$ 12.30
RATIOS						
Ratio of net expenses to average net assets	0.45%	0.37%	0.25%	0.06%	0.25%	0.25%
Ratio of net investment income to average net assets	1.84%	1.72%	1.55%	0.36%	1.28%	1.37%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.32%	0.37%	0.45%	0.14%	0.43%	0.43%
SUPPLEMENTAL DATA						
Portfolio turnover rate	16%	15%	15%	8%	38%	47%
Total investment return[(C)]	33.27%	(17.49)%	(7.57)%	(0.38)%	3.56%	26.72%
Net assets, end of period	$ 173,421,660	$ 126,332,585	$ 147,299,253	$ 153,846,747	$ 160,704,186	$175,311,445
Average net assets	$ 146,345,850	$ 140,235,473	$ 143,540,962	$ 153,115,858	$ 175,715,409	$118,399,466

† Per share information has been adjusted for a .983262 to 1 reverse stock split paid to shareholders of record on December 2, 1999 and a .88674 to 1 reverse stock split paid to shareholders of record on December 7, 2000.

(A) For the three month period ended January 31, 2001. The Dow 30 Fund changed its fiscal year end from October 31 to January 31. All ratios for the period have not been annualized.

(B) Based on average shares outstanding.

(C) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

84

85

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

500 Index Fund

	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 5.68	$ 7.48	$ 9.02	$ 10.00
INVESTMENT OPERATIONS				
Net investment income[B]	0.09	0.08	0.07	0.02
Net realized and unrealized gains (losses) on investments	1.82	(1.82)	(1.56)	(0.97)
TOTAL FROM INVESTMENT OPERATIONS	1.91	(1.74)	(1.49)	(0.95)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS				
Dividends from net investment income	(0.07)	(0.06)	(0.05)	(0.02)
Distributions from realized gains on investments	—	—	—	(0.01)
TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.07)	(0.06)	(0.05)	(0.03)
Net asset value, end of period	$ 7.52	$ 5.68	$ 7.48	$ 9.02
RATIOS				
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.15%
Ratio of net investment income to average net assets	1.34%	1.29%	0.95%	0.26%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.57%	0.60%	1.00%	0.69%
SUPPLEMENTAL DATA				
Portfolio turnover rate	4%	29%	13%	1%
Total investment return[C]	33.68%	(23.30)%	(16.53)%	(9.47)%
Net assets, end of period	$ 98,028,447	$ 40,826,783	$ 24,846,549	$ 9,964,493
Average net assets	$ 62,874,761	$ 34,175,464	$ 14,693,674	$ 6,824,026

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

86 87

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

Extended Market Index Fund

	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 5.19	$ 6.30	$ 7.83	$ 10.00
INVESTMENT OPERATIONS				
Net investment income[B]	0.05	0.05	0.04	0.01
Net realized and unrealized gains (losses) on investments	2.36	(1.12)	(1.52)	(2.17)
TOTAL FROM INVESTMENT OPERATIONS	2.41	(1.07)	(1.48)	(2.16)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS				
Dividends from net investment income	(0.04)	(0.04)	(0.04)	(0.01)
Distributions from realized gains on investments	(0.05)	—	(0.01)	—
TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.09)	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$ 7.51	$ 5.19	$ 6.30	$ 7.83
RATIOS				
Ratio of net expenses to average net assets	0.40%	0.40%	0.40%	0.17%
Ratio of net investment income to average net assets	0.75%	0.84%	0.68%	0.14%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.60%	0.80%	2.19%	1.08%
SUPPLEMENTAL DATA				
Portfolio turnover rate	34%	27%	59%	21%
Total investment return[C]	46.55%	(17.02)%	(18.90)%	(21.55)%
Net assets, end of period	$ 26,422,735	$ 8,740,611	$ 6,358,472	$ 5,008,678
Average net assets	$ 13,383,525	$ 7,686,740	$ 4,885,732	$ 4,536,667

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

88 89

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

Asian Index Fund

	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 5.10	$ 5.61	$ 8.13	$ 10.00
INVESTMENT OPERATIONS				
Net investment income[B]	0.06	0.04	0.04	0.01
Net realized and unrealized gains (losses) on investments	1.98	(0.51)	(2.56)	(1.87)
TOTAL FROM INVESTMENT OPERATIONS	2.04	(0.47)	(2.52)	(1.86)
DIVIDENDS TO SHAREHOLDERS				
Dividends from net investment income	(0.16)	(0.04)	—	(0.01)
TOTAL DIVIDENDS	(0.16)	(0.04)	—	(0.01)
Net asset value, end of period	$ 6.98	$ 5.10	$ 5.61	$ 8.13
RATIOS				
Ratio of net expenses to average net assets	0.58%	0.58%	0.58%	0.24%
Ratio of net investment income to average net assets	1.11%	0.71%	0.60%	0.14%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.82%	1.03%	2.68%	1.28%
SUPPLEMENTAL DATA				
Portfolio turnover rate	84%	19%	32%	0%
Total investment return[C]	40.22%	(8.33)%	(31.00)%	(18.62)%
Net assets, end of period	$ 7,298,645	$ 6,237,441	$ 3,720,881	$ 4,510,278
Average net assets	$ 5,387,467	$ 5,849,722	$ 4,022,613	$ 4,569,565

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

[B] Based on average shares outstanding.

[C] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

90

91

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

European Index Fund

	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 5.67	$ 7.13	$ 9.62	$ 10.00
INVESTMENT OPERATIONS				
Net investment income[B]	0.15	0.11	0.10	0.01
Net realized and unrealized gains (losses) on investments	2.33	(1.47)	(2.51)	(0.39)
TOTAL FROM INVESTMENT OPERATIONS	2.48	(1.36)	(2.41)	(0.38)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS				
Dividends from net investment income	(0.18)	(0.10)	(0.08)	—
Distributions from realized gains on investments	—	—	—	(0.00)[C]
TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.18)	(0.10)	(0.08)	—
Net asset value, end of period	$ 7.97	$ 5.67	$ 7.13	$ 9.62
RATIOS				
Ratio of net expenses to average net assets	0.58%	0.58%	0.58%	0.24%
Ratio of net investment income to average net assets	2.22%	1.66%	1.31%	0.05%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	1.47%	0.65%	3.03%	1.50%
SUPPLEMENTAL DATA				
Portfolio turnover rate	67%	7%	29%	13%
Total investment return[D]	43.91%	(19.17)%	(25.03)%	(3.78)%
Net assets, end of period	$ 9,057,072	$ 7,693,944	$ 4,800,742	$ 5,305,934
Average net assets	$ 7,045,370	$ 6,676,218	$ 4,685,041	$ 4,858,174

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Amount represents less than $0.01 per share.
[D] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

92
93

TD WATERHOUSE TRUST

Notes to Financial Statements – January 31, 2004

Note 1 — Organization

TD Waterhouse Trust (the "Trust") was organized as a Delaware business trust on August 6, 1999. The Trust is registered as an open-end, management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") and currently consists of six portfolios (the "Funds"), which include the TD Waterhouse Bond Index Fund (the "Bond Index Fund"), TD Waterhouse Dow 30 Fund (the "Dow 30 Fund"), TD Waterhouse 500 Index Fund (the "500 Index Fund"), TD Waterhouse Extended Market Index Fund (the "Extended Market Index Fund"), TD Waterhouse Asian Index Fund (the "Asian Index Fund") and TD Waterhouse European Index Fund (the "European Index Fund"). Shares of the Trust are registered under the Securities Act of 1933, as amended. Each of the Funds is "non-diversified" for purposes of the 1940 Act.

The Bond Index Fund seeks to track closely the total return of a broad, market-weighted bond index, before Fund expenses. The Fund's principal strategy is to invest in a mix of investment-grade bonds consistent with those included in the Lehman Brothers Aggregate Bond Index. The Dow 30 Fund seeks to track the total return of the Dow Jones Industrial Average℠ before Fund expenses. The 500 Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of large-capitalization stocks before Fund expenses. The Fund invests primarily in the stocks included in the Standard & Poor's 500® Composite Stock Price Index in attempting to match the performance of that index. The Extended Market Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of mid- and small-capitalization stocks before Fund expenses. The Fund invests primarily in stocks included in the Wilshire 4500 Equity Index in attempting to match the performance of that index. The Asian Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of stocks of Pacific Basin companies before Fund expenses. The Fund invests primarily in stocks that comprise the MSCI® Pacific Free Index in attempting to match the performance of that index. The European Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of stocks of European companies before Fund expenses. The Fund invests primarily in the stocks that comprise the MSCI® Europe Index in attempting to match the performance of that index.

The Dow 30 Fund commenced operations on March 31, 1998 and became part of the Trust on November 5, 1999. The remaining Funds commenced operations on August 31, 2000.

94

TD WATERHOUSE TRUST

Notes to Financial Statements – January 31, 2004

Note 2 — Significant Accounting Policies

The following is a summary of the Trust's significant accounting policies:

Use of Estimates — The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which requires the use of management estimates and assumptions. Actual results could differ from these estimates.

Security Valuation — The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities for which market quotations are readily available are valued at current market value. An equity security that is listed on a foreign or domestic exchange, (except for The Nasdaq Stock Market, Inc. ("Nasdaq")), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded. Lacking any such sales on the primary exchange on the day of valuation, the security is valued at the mean of the last bid and asked prices. Securities listed on Nasdaq will be valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the security will be valued at the last sale price on the Nasdaq prior to the calculation of the Fund's net asset value. If no sale price is shown on Nasdaq, the security will be valued at the mean of the last bid and asked prices. All other securities for which over-the-counter market quotations are readily available generally are valued at the mean of the current bid and asked prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost which approximates market value. When market quotations are not readily available, or not reflective of fair value as determined in accordance with Fair Value Procedures approved by the Board of Trustees, securities are valued at fair value as determined pursuant to the Fair Value Procedures. The Asian Index Fund and the European Index Fund employ a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to determine when it is appropriate to apply fair valuation in accordance with the Fair Value Procedures.

Foreign Securities — Foreign securities are valued based upon quotations from the primary market in which they are traded. These securities may trade on weekends or other days when the Funds do not calculate the net asset value per share. As a result, the market value of these Funds' investments may change on days when you cannot buy or sell shares of a Fund.

Foreign Currency Translation — The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and

95

TD WATERHOUSE TRUST

Notes to Financial Statements – January 31, 2004

(2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting foreign exchange rate gains and losses are included in the Statements of Operations. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Forward Foreign Currency Contracts — The Asian Index Fund and European Index Fund may enter into forward foreign currency contracts in connection with either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. At January 31, 2004, the following forward foreign currency contract was outstanding in the Asian Index Fund:

	Settlement Date	Contracts to Deliver	In Exchange For	Market Value	Unrealized Depreciation
Foreign Currency Sale:	02/03/04	JP 14,841,120	$140,000	$140,209	$(209)

JP Japanese Yen

Repurchase Agreements — Each of the Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the "Investment Manager") or TD Investment Management Inc. (the "Investment Sub-Adviser"), as applicable, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

96

TD WATERHOUSE TRUST

Notes to Financial Statements – January 31, 2004

Futures Contracts — Each of the Funds may invest in financial futures contracts. The Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Each of the Funds may purchase futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, or to reduce transaction costs. As of January 31, 2004, the following Funds had open futures contracts – long positions:

	Description	# of Contracts	Value	Unrealized Appreciation (Depreciation)	Expiration Date
Dow 30 Fund	DJIA℠ Index	40	$ 4,187,200	$ 187,200	March 2004
500 Index Fund	S&P 500® E-Mini	17	960,415	(6,597)	March 2004
	S&P 500® Index	9	2,542,275	(21,500)	March 2004
		26	3,502,690	(28,097)	
Extended Market Index Fund	S&P Mid-Cap E-Mini	33	1,940,400	(22,220)	March 2004
Asian Index Fund	Nikkei 300 Index	5	96,646	(331)	March 2004
	SPI 200 Index	1	62,102	(961)	March 2004
		6	158,748	(1,292)	
European Index Fund	MSCI® Pan European Index	17	344,452	(2,285)	March 2004

Investment Income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized and classified as interest income over the lives of the respective securities. Under the terms of the custody agreement, each Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Bond Index Fund. Dividends arising from net investment income for the other Funds, if any, will be declared and paid annually. Net realized short-term capital gain, if any,

97

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2004

may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses — Expenses directly attributable to each Fund are charged to that Fund's operations. Expenses which are applicable to all Funds in the Trust are allocated on a pro rata basis.

Federal Income Taxes — It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the period ended October 31) plus undistributed amounts from prior years.

The Funds may be subject to taxes imposed by countries in which they invest with respect to investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Funds accrue such taxes when the related income is earned.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, each Fund pays monthly an annual investment management fee, equal to a percentage of its average daily net assets. Additionally, the Investment Manager voluntarily limits each Fund's overall expense ratio to a specified percentage of average daily net

98

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2004

assets on an annual basis. The following represents the Investment Manager's annual rate of the investment management fee for each Fund and the overall expense ratio limitation currently in effect:

	Annual Investment Management Fee	Expense Ratio
Bond Index Fund	0.30%	0.35%
Dow 30 Fund	0.20%	0.45%
500 Index Fund	0.30%	0.35%
Extended Market Index Fund	0.30%	0.40%
Asian Index Fund	0.40%	0.58%
European Index Fund	0.40%	0.58%

TD Investment Management Inc., an affiliate of the Investment Manager, serves as Investment Sub-Adviser to the Bond Index Fund, 500 Index Fund, Extended Market Index Fund, Asian Index Fund, and European Index Fund. The Investment Manager, not the Funds, is responsible for compensating the Investment Sub-Adviser. The Dow 30 Fund does not have an Investment Sub-Adviser and is managed by the Investment Manager.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for each Fund. For the administrative services rendered to the Trust, each Fund (except for the Dow 30 Fund) pays TD Waterhouse a monthly fee at an annual rate of 0.10% of its average daily net assets. The Investment Manager pays TD Waterhouse for administration services for the Dow 30 Fund.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Fund. The shareholder servicing plan adopted for each Fund provides that each Fund pays TD Waterhouse a monthly fee at an annual rate of 0.25% of its average daily net assets.

The Trust has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Fund pays the Transfer Agent a monthly fee at an annual rate of 0.05% of its average daily net assets.

99

TD WATERHOUSE TRUST

Notes to Financial Statements – January 31, 2004

For the year ended January 31, 2004, the Investment Manager and its affiliates waived fees for each Fund as follows:

	Investment Management Fee Waiver	Administration Fee Waiver	Shareholder Service Fee Waiver	Transfer Agent Fee Waiver	Total Waiver
Bond Index Fund	$ 46,001	$ 15,333	$ 38,334	$ 7,667	$107,335
Dow 30 Fund	190,253	—	237,817	47,564	475,634
500 Index Fund	152,699	50,899	127,249	25,450	356,297
Extended Market Index Fund	33,554	11,185	27,962	5,592	78,293
Asian Index Fund	21,545	5,386	13,465	2,693	43,089
European Index Fund	28,174	7,044	17,609	3,522	56,349

Additionally, the Investment Manager and its affiliates reimbursed the Funds for expenses in excess of the voluntary expense limitation as follows: the Bond Index Fund $21,793, the Extended Market Index Fund $1,643, the Asian Index Fund $1,348, and the European Index Fund $47,441.

The Dow 30 Fund executed all of its portfolio transactions through TD Waterhouse. There were no commissions paid to TD Waterhouse for the fiscal year ended January 31, 2004.

Note 4 — Trustees' Fees

Each Trustee who is not an "interested person" as defined in the Act, who serves on the Board of Trustees/Directors of one or more investment companies in the "Fund Complex" (which includes the Trust, TD Waterhouse Family of Funds, Inc. and TD Waterhouse Plus Funds, Inc.) receives, in the aggregate:

1. a base annual retainer of $15,000, payable quarterly, and
2. a supplemental annual retainer of $6,000, if serving on the Board of Trustees/Directors of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, if serving on the Board of Trustees/Directors of three companies in the Fund Complex, and
4. a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and among the respective funds.

100

TD WATERHOUSE TRUST

Notes to Financial Statements – January 31, 2004

Note 5 — Market Risk

Some countries in which the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Note 6 — Investment Transactions

The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, for the year ended January 31, 2004 were as follows:

	Purchases	Sales
Bond Index Fund	$ 1,635,773	$ 112,165
Dow 30 Fund	30,461,953	22,920,289
500 Index Fund	40,386,550	2,503,076
Extended Market Index Fund	15,499,144	4,408,099
Asian Index Fund	4,197,753	4,260,574
European Index Fund	4,411,561	5,468,505

The Bond Index Fund purchased $12,280,291 and sold $13,300,527 in U.S. government securities, during the year ended January 31, 2004.

Note 7 — Federal Income Taxes

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net

101

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2004

investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of January 31, 2004 are primarily attributable to foreign currency and paydown treatment for tax purposes:

	Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
Bond Index Fund	$ 36,911	$ (36,911)
Asian Index Fund	99,432	(99,432)
European Index Fund	253,942	(253,942)

These reclassifications had no effect on net assets or net asset value per share. The tax character of dividends and distributions paid during the years ended January 31, 2004 and January 31, 2003 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Bond Index Fund			
2004	$ 669,224	$ 192,008	$ 861,232
2003	451,005	28,542	479,547
Dow 30 Fund			
2004	2,627,421	—	2,627,421
2003	2,327,940	200,944	2,528,884
500 Index Fund			
2004	813,379	—	813,379
2003	415,419	—	415,419
Extended Market Index Fund			
2004	256,366	—	256,366
2003	61,719	—	61,719
Asian Index Fund			
2004	140,847	—	140,847
2003	50,735	—	50,735
European Index Fund			
2004	187,508	—	187,508
2003	118,946	—	118,946

102

TD WATERHOUSE TRUST
Notes to Financial Statements – January 31, 2004

As of January 31, 2004, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Bond Index Fund	Dow 30 Fund	500 Index Fund	Extended Market Index Fund	Asian Index Fund	European Index Fund
Undistributed Ordinary Income	$ 2,884	$ 145,052	$ 67,693	$ 88,983	$ 31,998	$ 33,884
Undistributed Long-Term Capital Gains	5,373	—	—	8,799	—	—
Capital Loss Carryforwards	—	(1,892,729)	(207,284)	—	(2,338,169)	(1,805,567)
Post-October Losses	—	—	—	—	(7,594)	(8,203)
Unrealized Appreciation (Depreciation)	327,176	(1,529,830)	5,809,545	934,055	378,888	849,685
Other Temporary Differences	(3,191)	—	—	—	—	—
Total Distributable Earnings (Accumulated Losses)	$ 332,242	$ (3,277,507)	$ 5,669,954	$ 1,031,837	$ (1,934,877)	$ (930,201)

103

TD WATERHOUSE TRUST

Notes to Financial Statements – January 31, 2004

Post-October losses represent losses realized on investment transactions from November 1, 2003 through January 31, 2004 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

As of January 31, 2004, the following Funds had capital loss carryforwards that can be used to offset future capital gains through the indicated expiration dates:

	2009	2010	2011	2012	Total
Dow 30 Fund	$ —	$ —	$ 1,030,304	$ 862,425	$ 1,892,729
500 Index Fund	—	—	207,284	—	207,284
Asian Index Fund	23,343	303,683	77,929	1,993,214	2,338,169
European Index Fund	—	213,091	125,530	1,466,946	1,805,567

During the year ended January 31, 2004, the 500 Index Fund and the Extended Market Index Fund utilized capital loss carryforwards in the amount of $548,510 and $82,689, respectively, to offset capital gains realized.

The Federal tax cost and the aggregate gross unrealized appreciation (depreciation) on investments for each Fund as of January 31, 2004 was as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index Fund	$ 15,456,146	$ 387,638	$ (60,462)	$ 327,176
Dow 30 Fund	175,351,076	25,045,505	(26,575,335)	(1,529,830)
500 Index Fund	88,792,987	11,978,118	(6,168,573)	5,809,545
Extended Market Index Fund	23,561,941	3,828,959	(2,894,904)	934,055
Asian Index Fund	6,714,858	755,111	(376,648)	378,463
European Index Fund	7,766,878	1,480,515	(627,559)	852,956

104

TD WATERHOUSE TRUST

Notes to Financial Statements – January 31, 2004

Note 8 — Federal Tax Information (Unaudited)

For the year ended January 31, 2004, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders were as follows:

	Qualifying Dividend
Bond Index Fund	0.00 %
Dow 30 Fund	100.00
500 Index Fund	100.00
Extended Market Index Fund	50.22
Asian Index Fund	0.00
European Index Fund	0.00

Distributions made during the fiscal year ended January 31, 2004 included qualifying dividend income of the following amounts:

	Qualifying Dividend Amount
Bond Index Fund	$ —
Dow 30 Fund	2,627,421
500 Index Fund	813,379
Extended Market Index Fund	104,597
Asian Index Fund	69,804
European Index Fund	187,508

105

REPORT OF INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES
TD WATERHOUSE TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TD Waterhouse Trust (comprising, respectively, the Bond Index Fund, Dow 30 Fund, 500 Index Fund, Extended Market Index Fund, Asian Index Fund and European Index Fund) as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting TD Waterhouse Trust at January 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

New York, New York
March 12, 2004

106

A Word about the S&P and MSCI® Indices

The 500 Index Fund (the "Product") is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to TD Waterhouse Asset Management, Inc. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee, or the owners of the Product into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Product.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Each of the Asian Index Fund and the European Index Fund (the "Funds") is not sponsored, endorsed, sold or promoted by MSCI® or any affiliate of MSCI®. Neither MSCI® nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in the Funds particularly or the ability of either the MSCI® Pacific Free Index or the MSCI® Europe Index to track the general stock market performance. MSCI® is the licensor of certain trademarks, service marks and trade names of MSCI® and each of the MSCI® Pacific Free Index or the MSCI® Europe Index, which are determined, composed and calculated by MSCI® without regard to the issuer of the Funds or the Funds. MSCI® has no obligation to take the needs of the issuer of the Funds or the owners of the Funds into consideration when determining, composing or calculating the MSCI® Pacific Free Index or the MSCI® Europe Index. MSCI® is not responsible for and has not participated in the determination of the timing of prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are redeemable for cash. Neither MSCI® nor any other party has any obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.

ALTHOUGH MSCI® SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH MSCI® CONSIDERS RELIABLE, NEITHER MSCI® NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI® NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI® NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTY, AND MSCI® HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FORGOING, IN NO EVENT SHALL MSCI® OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

107

Trustees and Officers Information (Unaudited)

The following table contains information regarding the Trust's Trustees and Officers. Trustees who are not deemed to be "interested persons" of the Trust, as defined in the Investment Company Act of 1940 as amended (the "1940 Act"), are referred to as "Independent Trustees." A trustee who is deemed to be an "interested person" of the Trust is referred to as an "Interested Trustee." "Fund Complex" includes the Trust, TD Waterhouse Family of Funds, Inc. and TD Waterhouse Plus Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Name, Address And Age	Position(s) Held with the Trust	Term of Office with the Trust and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee††
Independent Trustees					
RICHARD W. DALRYMPLE American Red Cross 195 Willis Avenue Mineola, NY 11501-2623 Age 60	Trustee	Since 9/8/99	Chief Operating Officer of American Red Cross (Long Island Chapter) since June 2003; Chief Operating Officer of National Center for Disability Services from 2001 through June 2003; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002.	12	None
LAWRENCE J. TOAL 876 Park Avenue New York, NY 10021 Age 66	Trustee	Since 9/8/99	President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through February 2002 and Chairman, President, and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002, and President and Chief Executive Officer from February 1991 to December 1996.	11	Director of SBLI (USA), Inc.
PETER B.M. EBY 6 Corrigan Close Toronto, Ontario Canada, M4N 3U6 Age 65	Trustee	Since 6/6/02	Vice Chairman and Director of Nesbitt Burns, Inc. until October 1998.	12	Director of Leons Furniture Limited since May 1977; Director of Westfair Foods Limited since May 1999; Director of Sixty Split Corp. since March 2001; Director of George Weston Limited since May 2002.
Interested Trustee					
GEORGE F. STAUDTER††† 8005 Beech Tree Court Suffolk, VA 23433 Age 72	Chairman and Trustee	Since 9/8/99	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989; Director of Waterhouse Investor Services, Inc. from 1987 to 1996.	11	Director of Koger Equity, Inc.

108

109

Name, Address And Age	Position(s) Held with the Trust	Term of Office with the Trust and Length of Time Served'	Principal Occupation(s) During Past 5 Years
Officers Who Are Not Trustees''''			
GEORGE O. MARTINEZ c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 44	President and Chief Executive Officer	Since 6/5/02	Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson; and from March 1995 to February 1998, Senior Vice President and Director of Administration and Regulatory Services of BISYS Fund Services.
CHRISTOPHER SALFI c/o SEI Investments 530 East Swedesford Road Wayne, PA 19087-1693 Age 40	Treasurer and Chief Financial Officer	Since 3/6/03	Since January 1998, Fund Accounting Director – SEI Investments; from March 1994 to January 1998, Fund Accounting Manager for SEI Investments.
THOMAS REYES c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 41	Vice President and Secretary	Since 12/1/03	Since August 2003, Counsel to BISYS Fund Services, Inc.; from December 2000 to August 2003, Associate at Sutherland, Asbill & Brennan LLP; from November 1998 to November 2000, Legal Product Manager at Fidelity Investments.
RICHARD H. NEIMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 53	Chief Legal Officer	Since 6/10/03	Since August 1995, Executive Vice President, General Counsel, Director and Secretary of the Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; and since July 1994, Executive Vice President and General Counsel, and since November 1995, Director and Secretary of TD Waterhouse Investor Services, Inc.
MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 44	Vice President and Assistant Secretary	Since 11/2/99	Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997.
THOMAS J. TEXTOR c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 46	Vice President and Assistant Treasurer	Since 1/4/99	Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1997 to 1999, Chief Compliance Officer of National Investor Services Corp.; from 1995 to 1997, Vice President and Administrative Manager of Prudential Securities, Inc.

' There is no set term of office for Trustees and Officers. The table shows the time period for which each individual has served as Trustee and/or Officer.

'' In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the 1940 Act, as of January 31, 2004. This does not include directorships held by a Trustee in the Fund Complex.

''' Mr. Staudter is considered an "interested person" of the Trust under the 1940 Act because he owns shares of The Toronto-Dominion stock.

'''' Prior to December 1, 2003, Jennifer A. Bailey was Vice President and Secretary of the Fund Complex.

110 111

TD Waterhouse

TDW #3448 Rev. 2/04

TD Waterhouse Investor Services, Inc. Member NYSE/SIPC.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 11(a)(1).

Item 3. Audit Committee Financial Expert.

(a)

(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-

2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

(3)(a)(1) The registrant's board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

(3)(a)(2) The audit committee financial experts are Richard W. Dalrymple and Lawrence J. Toal, each of whom is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2003 - $172,000

2004 - $140,000

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 - $0

2004 - $0

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2003 - $44,000

2004 - $51,600

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 - $0

2004 - $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the "charter") notes that one of the primary responsibilities of  the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible nonaudit services to be rendered to the registrant by its independent accountants, the Audit Committee is currently required to preapprove non-audit services rendered by the registrant’s independent accountants to the registrant’s investment adviser (not including a subadviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provides ongoing services to the registrant ("Covered Service Providers") if the engagement relates directly to the operations and financial reporting of the registrant. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the registrant for audit and permissible non-audit services; and (ii) to meet with the registrant’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law. The Audit Committee may delegate its pre-approval responsibilities to one or more of its members.   The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2003 - $0

2004 - $0

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2003 - $0

2004 - $0

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

Item 5.

      Audit Committee of Listed Registrants.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Ssection 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58B) of the Exchange Act (15 U.S.C. 78c(a)(58B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Not applicable

Item 6.

       [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.  Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3 (c) under the Act (17 CFR 270.30a- 3 (c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          TD Waterhouse Trust

By (Signature and Title)*  /s/ George O. Martinez
                                      George O. Martinez, President

Date          April  6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George O. Martinez
                                      George O. Martinez, President

Date          April  6, 2004

By (Signature and Title)*  /s/ Christopher Salfi
                                      Christopher Salfi, Treasurer

Date          April  6, 2004

* Print the name and title of each signing officer under his or her signature.

_________________________________________________________________________________________